Putnam VT Income Fund
The fund's portfolio
3/31/22 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (89.3%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (6.1%)
Government National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 5/20/48 to 3/20/50	$446,680	$467,735
4.70%, with due dates from 5/20/67 to 8/20/67	175,050	180,354
4.65%, 6/20/67	62,979	64,710
4.50%, TBA, 4/1/52	1,000,000	1,034,641
4.50%, 5/20/48	145,846	153,201
4.499%, 3/20/67	68,207	70,299
4.00%, with due dates from 2/20/48 to 5/20/48	855,687	881,934
3.50%, TBA, 4/1/52	6,000,000	6,035,285
3.50%, with due dates from 11/15/47 to 11/20/49	2,029,112	2,067,540
3.00%, TBA, 4/1/52	1,000,000	988,441

		11,944,140
U.S. Government Agency Mortgage Obligations (83.2%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45	373,544	397,929
4.00%, 9/1/45	413,157	428,759
3.50%, with due dates from 8/1/43 to 2/1/47	1,522,687	1,550,365
3.00%, with due dates from 3/1/43 to 6/1/46	715,086	712,741
Federal National Mortgage Association Pass-Through Certificates
5.00%, 3/1/38	4,203	4,503
4.50%, with due dates from 7/1/44 to 5/1/45	643,196	681,264
4.00%, with due dates from 9/1/45 to 6/1/46	675,165	700,203
3.50%, with due dates from 6/1/56 to 9/1/57	2,523,597	2,567,470
3.50%, with due dates from 7/1/43 to 1/1/47	715,031	727,423
3.00%, with due dates from 9/1/42 to 3/1/47	2,803,779	2,797,889
Uniform Mortgage-Backed Securities
6.00%, TBA, 4/1/52	1,000,000	1,066,988
5.50%, TBA, 4/1/52	1,000,000	1,058,700
4.50%, TBA, 5/1/52	4,000,000	4,133,126
4.50%, TBA, 4/1/52	4,000,000	4,149,376
4.00%, TBA, 5/1/52	28,000,000	28,470,327
4.00%, TBA, 4/1/52	24,000,000	24,493,138
3.50%, TBA, 5/1/52	13,000,000	12,974,610
3.50%, TBA, 4/1/52	17,000,000	17,030,547
3.00%, TBA, 6/1/52	10,000,000	9,740,234
3.00%, TBA, 5/1/52	12,000,000	11,713,126
3.00%, TBA, 4/1/52	28,000,000	27,394,063
2.00%, TBA, 5/1/52	5,000,000	4,632,305
2.00%, TBA, 4/1/52	5,000,000	4,640,703

		162,065,789

Total U.S. government and agency mortgage obligations (cost $176,281,737)		$174,009,929

MORTGAGE-BACKED SECURITIES (43.2%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (14.8%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 24.197%, 4/15/37	$98,297	$153,343
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 22.966%, 5/15/35	16,542	22,332
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 22.343%, 11/15/35	71,658	108,920
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 18.67%, 3/15/35	133,757	169,871
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 15.932%, 6/15/34	35,350	38,178
REMICs IFB Ser. 4738, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 5.803%, 12/15/47	966,494	159,207
REMICs IFB Ser. 4839, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.653%, 6/15/42	4,427,138	359,206
REMICs IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 5.603%, 5/15/41	110,196	106,453
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.593%, 1/25/50	5,224,982	708,203
REMICs IFB Ser. 4912, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.593%, 9/25/49	678,281	86,064
REMICs IFB Ser. 4994, Class SD, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 5.143%, 2/25/49	2,175,080	251,418
REMICs Ser. 4975, Class EI, IO, 4.50%, 5/25/50	2,498,792	443,328
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	281,114	30,473
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	172,230	30,641
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	114,994	7,966
REMICs Ser. 5052, Class KI, IO, 4.00%, 12/25/50	1,873,525	331,745
REMICs Ser. 5019, Class MI, IO, 4.00%, 10/25/50	3,891,189	662,012
REMICs Ser. 5024, Class EI, IO, 4.00%, 10/25/50	4,570,700	779,948
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	576,892	90,623
REMICs Ser. 5140, Class BI, IO, 3.50%, 9/25/51	4,194,191	764,154
REMICs Ser. 5070, Class AI, IO, 3.50%, 2/25/51	4,239,857	780,870
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	4,972,457	905,589
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	561,588	79,481
REMICs Ser. 4182, Class GI, IO, 3.00%, 1/15/43	542,937	13,878
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	520,228	59,630
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	1,068,384	81,219
REMICs Ser. 4176, Class DI, IO, 3.00%, 12/15/42	1,101,118	75,060
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	407,043	25,197
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	266,564	23,862
REMICs Ser. 5118, Class NI, IO, 2.00%, 2/25/51	4,159,996	555,486
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	2,630	2,236
REMICs Ser. 3391, PO, zero %, 4/15/37	16,009	14,088
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	3,309	2,945
REMICs Ser. 3210, PO, zero %, 5/15/36	2,800	2,660
REMICs FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	4,716	4,150
Strips Ser. 315, PO, zero %, 9/15/43	1,041,604	865,907
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 37.161%, 7/25/36	56,009	103,617
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 22.893%, 3/25/36	80,013	110,408
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 22.526%, 6/25/37	53,099	83,897
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 18.708%, 12/25/35	75,394	101,782
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 11.987%, 5/25/40	61,930	75,843
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 5.943%, 4/25/40	327,954	52,132
REMICs IFB Ser. 20-70, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 5.793%, 10/25/50	6,394,551	1,119,814
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.693%, 1/25/48	1,317,160	213,353
REMICs IFB Ser. 19-3, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.643%, 2/25/49	2,954,697	389,665
REMICs IFB Ser. 18-94, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.643%, 1/25/49	755,629	72,965
REMICs IFB Ser. 16-91, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.643%, 12/25/46	1,554,102	189,523
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.593%, 3/25/50	1,264,433	196,430
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.593%, 3/25/46	2,457,757	393,909
REMICs Ser. 20-45, Class GI, IO, 5.00%, 7/25/50	3,590,152	734,028
REMICs Ser. 20-93, Class WI, IO, 5.00%, 6/25/50	4,083,935	811,029
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	1,081,182	184,098
REMICs Ser. 21-77, Class I, IO, 4.00%, 11/25/51	9,318,959	1,557,005
REMICs Ser. 20-62, Class CI, IO, 4.00%, 6/25/48	3,091,785	578,646
REMICs Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	56,665	834
REMICs Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	1,213,383	205,019
REMICs Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	161,693	4,128
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	182,407	7,777
REMICs Ser. 20-95, Class GI, IO, 3.50%, 1/25/51	2,243,259	370,601
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	272,873	39,708
REMICs Ser. 20-60, Class CI, IO, 3.00%, 9/25/50	2,269,794	421,773
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	347,956	40,903
REMICs Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	1,029,072	80,827
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	295,545	11,396
REMICs Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	254,489	6,749
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	89,424	996
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	127,778	2,037
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	412,208	8,164
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	1,763,232	297,545
Interest Strip Ser. 372, Class 1, PO, zero %, 8/25/36	10,083	8,781
Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	425,782	59,627
IFB Ser. 14-131, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 5.769%, 9/16/44	751,384	163,442
IFB Ser. 12-149, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 5.751%, 12/20/42	1,369,362	197,654
IFB Ser. 19-123, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.701%, 10/20/49	1,554,593	165,534
IFB Ser. 18-168, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.701%, 12/20/48	1,456,985	203,392
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.701%, 9/20/43	195,815	28,064
IFB Ser. 20-32, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.651%, 3/20/50	1,185,074	172,910
IFB Ser. 20-11, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.651%, 1/20/50	972,442	109,896
IFB Ser. 19-83, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.651%, 7/20/49	1,159,636	135,619
IFB Ser. 19-83, Class SW, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.651%, 7/20/49	1,169,290	142,092
IFB Ser. 19-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.651%, 2/20/49	1,241,872	178,386
IFB Ser. 18-155, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.651%, 11/20/48	773,177	88,410
IFB Ser. 19-119, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.619%, 9/16/49	1,484,690	332,530
IFB Ser. 20-55, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.601%, 4/20/50	2,201,033	262,055
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.601%, 2/20/50	59,398	6,051
IFB Ser. 20-18, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.601%, 2/20/50	3,585,744	529,156
IFB Ser. 19-44, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.601%, 4/20/49	1,111,767	112,880
IFB Ser. 19-21, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.601%, 2/20/49	719,828	79,037
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.601%, 2/20/41	775,439	104,089
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.551%, 10/20/49	152,431	30,361
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	381,514	75,380
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	22,681	3,223
Ser. 14-180, IO, 5.00%, 12/20/44	1,071,003	214,533
Ser. 14-76, IO, 5.00%, 5/20/44	312,941	59,511
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	258,591	52,442
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	2,460	181
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	164,859	31,691
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,325,869	262,681
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	696,830	138,307
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	492,575	90,348
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	89,535	6,128
Ser. 12-129, IO, 4.50%, 11/16/42	345,664	66,067
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	241,416	41,539
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	239,263	42,996
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	360,992	68,065
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	996,826	153,827
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	669,101	108,910
Ser. 15-94, IO, 4.00%, 7/20/45	163,950	31,151
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	47,475	4,550
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	870,991	166,708
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	471,390	32,350
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	880,965	144,114
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	233,647	18,724
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43	309,053	29,290
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	519,782	87,430
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	1,869,415	326,344
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	249,155	24,380
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	1,546,482	215,657
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45	293,442	22,977
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	193,789	21,158
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	137,294	15,837
Ser. 12-136, IO, 3.50%, 11/20/42	764,705	113,708
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	567,624	93,682
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	521,104	32,390
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	415,504	29,875
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	244,327	2,517
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	733,447	44,244
Ser. 20-186, Class DI, IO, 3.00%, 12/20/50	5,918,614	838,965
Ser. 20-176, Class BI, IO, 3.00%, 11/20/50	2,599,457	399,667
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	18,422	50
Ser. 21-107, Class QI, IO, 2.50%, 6/20/51	4,330,646	639,257
Ser. 17-H08, Class NI, IO, 2.33%, 3/20/67(WAC)	2,476,032	128,258
Ser. 17-H18, Class CI, IO, 2.328%, 9/20/67(WAC)	1,795,447	154,016
Ser. 16-H27, Class BI, IO, 2.327%, 12/20/66(WAC)	1,032,964	56,866
Ser. 17-H12, Class QI, IO, 2.251%, 5/20/67(WAC)	1,997,833	99,912
Ser. 16-H23, Class MI, IO, 2.202%, 10/20/66(WAC)	7,941,034	389,607
Ser. 16-H11, Class HI, IO, 2.099%, 1/20/66(WAC)	2,380,497	103,031
Ser. 16-H23, Class NI, IO, 2.097%, 10/20/66(WAC)	4,630,569	233,381
Ser. 19-H02, Class DI, IO, 2.092%, 11/20/68(WAC)	2,929,546	165,702
Ser. 16-H24, Class JI, IO, 1.979%, 11/20/66(WAC)	939,066	57,811
Ser. 15-H15, Class JI, IO, 1.953%, 6/20/65(WAC)	1,390,671	83,718
Ser. 17-H09, Class DI, IO, 1.897%, 3/20/67(WAC)	2,205,674	118,476
FRB Ser. 15-H16, Class XI, IO, 1.866%, 7/20/65(WAC)	1,114,328	69,645
Ser. 15-H12, Class AI, IO, 1.858%, 5/20/65(WAC)	2,100,406	109,431
Ser. 17-H10, Class MI, IO, 1.833%, 4/20/67(WAC)	2,497,635	109,646
Ser. 15-H20, Class AI, IO, 1.826%, 8/20/65(WAC)	1,071,641	55,832
Ser. 15-H10, Class CI, IO, 1.804%, 4/20/65(WAC)	1,282,502	72,205
Ser. 15-H12, Class GI, IO, 1.792%, 5/20/65(WAC)	2,318,792	129,157
Ser. 15-H13, Class AI, IO, 1.781%, 6/20/65(WAC)	2,687,024	138,130
Ser. 15-H25, Class CI, IO, 1.724%, 10/20/65(WAC)	1,662,782	74,326
Ser. 15-H12, Class EI, IO, 1.706%, 4/20/65(WAC)	2,674,039	134,237
Ser. 16-H14, IO, 1.675%, 6/20/66(WAC)	2,740,820	115,506
Ser. 15-H09, Class BI, IO, 1.674%, 3/20/65(WAC)	1,470,236	66,128
Ser. 16-H04, Class KI, IO, 1.623%, 2/20/66(WAC)	2,045,739	57,856
Ser. 15-H25, Class AI, IO, 1.612%, 9/20/65(WAC)	2,195,717	102,540
Ser. 15-H22, Class EI, IO, 1.588%, 8/20/65(WAC)	752,294	20,613
Ser. 15-H01, Class CI, IO, 1.578%, 12/20/64(WAC)	1,386,981	35,483
Ser. 17-H14, Class EI, IO, 1.572%, 6/20/67(WAC)	3,482,659	156,175
Ser. 15-H17, Class CI, IO, 1.567%, 6/20/65(WAC)	1,659,183	36,690
Ser. 15-H28, Class DI, IO, 1.56%, 8/20/65(WAC)	1,728,748	73,724
Ser. 15-H04, Class AI, IO, 1.545%, 12/20/64(WAC)	2,169,658	73,565
Ser. 16-H02, Class HI, IO, 1.539%, 1/20/66(WAC)	5,064,286	158,512
Ser. 14-H11, Class GI, IO, 1.491%, 6/20/64(WAC)	4,290,083	194,126
Ser. 14-H07, Class BI, IO, 1.47%, 5/20/64(WAC)	4,157,688	198,789
Ser. 10-H19, Class GI, IO, 1.403%, 8/20/60(WAC)	2,075,677	75,237

		28,972,095
Commercial mortgage-backed securities (17.2%)
Banc of America Commercial Mortgage Trust
FRB Ser. 15-UBS7, Class B, 4.359%, 9/15/48(WAC)	285,000	275,621
FRB Ser. 07-1, Class XW, IO, 0.314%, 1/15/49(WAC)	55,322	1
Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class B, 5.117%, 11/10/42 (In default)(NON)(WAC)	399,820	219,901
BANK FRB Ser. 18-BN13, Class XA, IO, 0.496%, 8/15/61(WAC)	7,939,207	172,940
BBCMS Mortgage Trust 144A Ser. 21-C10, Class E, 2.00%, 7/15/54	247,000	182,562
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	161,211	8,061
Benchmark Mortgage Trust 144A Ser. 19-B13, Class D, 2.50%, 8/15/57	185,000	155,907
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.124%, 12/15/47(WAC)	72,758	73,559
FRB Ser. 11-C2, Class E, 5.124%, 12/15/47(WAC)	597,000	594,374
Citigroup Commercial Mortgage Trust
FRB Ser. 15-P1, Class C, 4.369%, 9/15/48(WAC)	585,000	568,094
FRB Ser. 14-GC19, Class XA, IO, 1.118%, 3/10/47(WAC)	9,027,854	149,628
FRB Ser. 13-GC17, Class XA, IO, 1.001%, 11/10/46(WAC)	3,467,921	42,880
FRB Ser. 14-GC23, Class XA, IO, 0.911%, 7/10/47(WAC)	16,374,995	294,211
Citigroup Commercial Mortgage Trust 144A
Ser. 12-GC8, Class B, 4.285%, 9/10/45	720,000	720,795
FRB Ser. 12-GC8, Class XA, IO, 1.724%, 9/10/45(WAC)	2,249,374	2,758
COMM Mortgage Trust
FRB Ser. 14-UBS2, Class C, 4.978%, 3/10/47(WAC)	224,000	223,451
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	210,075	209,799
FRB Ser. 14-CR17, Class C, 4.784%, 5/10/47(WAC)	912,000	907,132
FRB Ser. 14-UBS4, Class C, 4.65%, 8/10/47(WAC)	283,000	275,731
FRB Ser. 18-COR3, Class C, 4.56%, 5/10/51(WAC)	594,000	585,709
FRB Ser. 14-UBS6, Class C, 4.444%, 12/10/47(WAC)	83,000	80,774
Ser. 12-CR2, Class B, 4.393%, 8/15/45	305,000	304,396
FRB Ser. 15-CR23, Class C, 4.288%, 5/10/48(WAC)	293,000	286,760
FRB Ser. 14-LC15, Class XA, IO, 1.06%, 4/10/47(WAC)	4,559,796	73,869
FRB Ser. 14-CR19, Class XA, IO, 0.951%, 8/10/47(WAC)	4,369,241	78,013
FRB Ser. 13-CR11, Class XA, IO, 0.907%, 8/10/50(WAC)	7,871,655	80,102
FRB Ser. 15-CR23, Class XA, IO, 0.879%, 5/10/48(WAC)	4,719,880	99,127
FRB Ser. 14-UBS6, Class XA, IO, 0.858%, 12/10/47(WAC)	7,595,578	135,619
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.577%, 5/15/45(WAC)	115,000	100,839
FRB Ser. 13-CR13, Class D, 4.881%, 11/10/46(WAC)	389,000	375,283
FRB Ser. 13-CR13, Class E, 4.881%, 11/10/46(WAC)	123,000	114,089
FRB Ser. 14-CR17, Class D, 4.848%, 5/10/47(WAC)	198,000	179,879
FRB Ser. 14-CR19, Class D, 4.705%, 8/10/47(WAC)	178,000	167,324
FRB Ser. 13-CR6, Class D, 4.087%, 3/10/46(WAC)	205,000	199,421
Ser. 13-LC6, Class E, 3.50%, 1/10/46	261,000	219,319
Ser. 17-COR2, Class D, 3.00%, 9/10/50	283,000	246,210
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, zero %, 1/15/49(WAC)	3,129,029	31
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.261%, 4/15/50(WAC)	262,000	239,208
FRB Ser. 15-C3, Class XA, IO, 0.695%, 8/15/48(WAC)	14,568,285	270,093
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.761%, 4/15/50(WAC)	502,000	396,092
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.713%, 12/15/49(WAC)	5,974,966	146,387
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.389%, 8/10/44(WAC)	370,119	368,009
Federal Home Loan Mortgage Corporation Multiclass Certificates Ser. 20-RR02, Class DX, IO, 1.816%, 9/27/28(WAC)	3,008,000	299,663
FREMF Mortgage Trust 144A
FRB Ser. 19-KF65, Class B, (1 Month US LIBOR + 2.40%), 2.641%, 7/25/29	235,643	230,224
FRB Ser. 19-KF66, Class B, (1 Month US LIBOR + 2.40%), 2.641%, 7/25/29	301,435	294,693
GS Mortgage Securities Corp. II FRB Ser. 18-GS10, Class C, 4.409%, 7/10/51(WAC)	283,000	286,922
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.472%, 2/10/46(WAC)	5,465,290	44,045
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	339,000	339,728
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.088%, 1/10/47(WAC)	584,000	470,120
Ser. 13-GC12, Class B, 3.777%, 6/10/46(WAC)	549,000	549,830
FRB Ser. 13-GC12, Class XA, IO, 1.39%, 6/10/46(WAC)	3,461,824	34,127
FRB Ser. 14-GC18, Class XA, IO, 1.068%, 1/10/47(WAC)	4,584,431	67,850
FRB Ser. 14-GC22, Class XA, IO, 0.942%, 6/10/47(WAC)	13,597,385	190,233
FRB Ser. 15-GS1, Class XA, IO, 0.76%, 11/10/48(WAC)	19,636,502	492,739
FRB Ser. 13-GC13, Class XA, IO, 0.063%, 7/10/46(WAC)	104,808,126	69,320
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.525%, 8/10/43(WAC)	621,000	468,305
FRB Ser. 14-GC24, Class D, 4.533%, 9/10/47(WAC)	510,000	350,787
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	481,000	477,032
FRB Ser. 11-GC5, Class XA, IO, zero %, 8/10/44(WAC)	955,588	10
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.191%, 11/15/45(WAC)	246,000	248,385
FRB Ser. 14-C22, Class C, 4.554%, 9/15/47(WAC)	287,000	268,468
FRB Ser. 13-C12, Class C, 4.095%, 7/15/45(WAC)	256,000	254,782
FRB Ser. 14-C25, Class XA, IO, 0.825%, 11/15/47(WAC)	2,925,371	51,852
FRB Ser. 14-C22, Class XA, IO, 0.818%, 9/15/47(WAC)	9,689,121	148,204
FRB Ser. 13-C17, Class XA, IO, 0.719%, 1/15/47(WAC)	2,400,996	24,253
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.549%, 8/15/46(WAC)	441,000	316,905
FRB Ser. C14, Class D, 4.549%, 8/15/46(WAC)	715,000	459,934
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	517,000	277,982
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	284,443	270,777
Ser. 12-C6, Class B, 4.819%, 5/15/45(WAC)	465,000	464,354
Ser. 13-LC11, Class B, 3.499%, 4/15/46	289,000	285,932
FRB Ser. 12-LC9, Class XA, IO, 1.39%, 12/15/47(WAC)	2,646,476	15,008
FRB Ser. 13-LC11, Class XA, IO, 1.226%, 4/15/46(WAC)	3,263,063	29,734
FRB Ser. 13-C16, Class XA, IO, 0.859%, 12/15/46(WAC)	4,200,818	43,828
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.525%, 2/15/46(WAC)	148,000	109,927
FRB Ser. 11-C3, Class F, 5.525%, 2/15/46(WAC)	635,000	95,122
FRB Ser. 12-C6, Class E, 5.27%, 5/15/45(WAC)	288,000	244,181
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46(WAC)	386,301	377,415
FRB Ser. 12-C8, Class D, 4.674%, 10/15/45(WAC)	297,000	288,763
FRB Ser. 12-C8, Class C, 4.626%, 10/15/45(WAC)	601,000	592,229
FRB Ser. 12-LC9, Class D, 4.364%, 12/15/47(WAC)	127,000	123,887
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	498,000	369,701
FRB Ser. 21-1MEM, Class D, 2.654%, 10/9/42(WAC)	650,000	557,800
FRB Ser. 21-1MEM, Class E, 2.654%, 10/9/42(WAC)	250,000	197,872
Ladder Capital Commercial Mortgage Trust 144A FRB Ser. 17-LC26, Class XA, IO, 1.513%, 7/12/50(WAC)	5,147,350	314,416
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, zero %, 2/15/40(WAC)	42,373	2
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class XCL, IO, zero %, 2/15/40(WAC)	918,063	42
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.053%, 2/15/47(WAC)	208,000	213,135
FRB Ser. 15-C27, Class C, 4.503%, 12/15/47(WAC)	587,000	583,324
FRB Ser. 13-C7, Class XA, IO, 1.27%, 2/15/46(WAC)	6,948,205	29,064
FRB Ser. 15-C25, Class XA, IO, 1.047%, 10/15/48(WAC)	4,103,037	111,338
FRB Ser. 14-C17, Class XA, IO, 1.046%, 8/15/47(WAC)	2,882,392	46,441
FRB Ser. 15-C26, Class XA, IO, 0.98%, 10/15/48(WAC)	4,170,376	99,539
FRB Ser. 13-C12, Class XA, IO, 0.575%, 10/15/46(WAC)	10,041,610	61,321
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.352%, 8/15/46(WAC)	319,000	22,431
FRB Ser. 15-C23, Class D, 4.144%, 7/15/50(WAC)	327,000	304,386
FRB Ser. 13-C10, Class E, 4.075%, 7/15/46(WAC)	683,000	228,190
FRB Ser. 13-C10, Class F, 4.075%, 7/15/46(WAC)	273,000	60,238
Ser. 14-C17, Class E, 3.50%, 8/15/47	290,000	192,724
Ser. 14-C19, Class D, 3.25%, 12/15/47	261,000	237,706
FRB Ser. 13-C13, Class XB, IO, 0.152%, 11/15/46(WAC)	55,988,000	106,377
Morgan Stanley Capital I Trust
FRB Ser. 16-BNK2, Class XA, IO, 0.968%, 11/15/49(WAC)	3,418,725	121,676
FRB Ser. 16-UB12, Class XA, IO, 0.655%, 12/15/49(WAC)	8,856,655	226,406
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.086%, 7/15/49(WAC)	252,000	223,042
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 4.207%, 3/25/50	403,000	387,673
FRB Ser. 19-01, Class M10, 3.707%, 10/15/49	827,000	782,379
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	859,373	9
UBS Commercial Mortgage Trust
Ser. 12-C1, Class B, 4.822%, 5/10/45	100,629	100,561
Ser. 19-C17, Class C, 3.758%, 10/15/52(WAC)	526,000	490,853
FRB Ser. 19-C17, Class XA, IO, 1.477%, 10/15/52(WAC)	4,323,694	363,630
FRB Ser. 17-C7, Class XA, IO, 1.01%, 12/15/50(WAC)	5,116,778	216,424
FRB Ser. 18-C12, Class XA, IO, 0.806%, 8/15/51(WAC)	5,110,370	206,350
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class C, 5.84%, 5/10/45(WAC)	843,000	842,365
FRB Ser. 12-C1, Class D, 5.84%, 5/10/45(WAC)	352,000	319,812
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.048%, 8/10/49(WAC)	596,000	599,016
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	629,000	13,524
FRB Ser. 12-C2, Class E, 4.947%, 5/10/63(WAC)	816,000	51,728
Ser. 13-C6, Class B, 3.875%, 4/10/46(WAC)	234,000	231,342
FRB Ser. 12-C4, Class C4, 3.718%, 12/10/45(WAC)	327,000	325,541
Ser. 13-C6, Class E, 3.50%, 4/10/46	150,000	125,170
FRB Ser. 12-C2, Class XA, IO, 1.299%, 5/10/63(WAC)	6,388,170	4,733
FRB Ser. 13-C6, Class XA, IO, 1.085%, 4/10/46(WAC)	5,114,562	27,793
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.265%, 1/10/45(WAC)	336,000	294,262
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, zero %, 11/15/48(WAC)	449,599	131
Wells Fargo Commercial Mortgage Trust
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	230,000	229,088
FRB Ser. 19-C50, Class XA, IO, 1.408%, 5/15/52(WAC)	4,699,697	363,564
FRB Ser. 17-C41, Class XA, IO, 1.184%, 11/15/50(WAC)	3,292,744	158,875
FRB Ser. 14-LC16, Class XA, IO, 1.099%, 8/15/50(WAC)	6,996,704	127,703
FRB Ser. 18-C43, Class XA, IO, 0.658%, 3/15/51(WAC)	13,989,443	449,540
FRB Ser. 15-LC20, Class XB, IO, 0.478%, 4/15/50(WAC)	13,766,000	179,096
Wells Fargo Commercial Mortgage Trust 144A
Ser. 14-LC16, Class D, 3.938%, 8/15/50	247,000	34,842
Ser. 16-C33, Class D, 3.123%, 3/15/59	244,000	212,427
Ser. 19-C53, Class D, 2.50%, 10/15/52	203,000	166,628
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C24, Class XA, IO, 0.845%, 11/15/47(WAC)	6,015,842	108,575
FRB Ser. 14-C22, Class XA, IO, 0.791%, 9/15/57(WAC)	14,650,597	215,481
FRB Ser. 13-C14, Class XA, IO, 0.658%, 6/15/46(WAC)	14,213,641	75,230
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 4.888%, 6/15/44(WAC)	55,000	40,419
Ser. 11-C4, Class F, 4.888%, 6/15/44(WAC)	402,000	199,151
FRB Ser. 11-C4, Class C, 4.888%, 6/15/44(WAC)	385,895	377,083
FRB Ser. 12-C7, Class D, 4.779%, 6/15/45(WAC)	231,000	99,287
FRB Ser. 13-C15, Class D, 4.506%, 8/15/46(WAC)	919,000	599,735
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	645,000	86,108
FRB Ser. 12-C10, Class D, 4.412%, 12/15/45(WAC)	768,000	538,245
FRB Ser. 12-C9, Class XA, IO, 1.852%, 11/15/45(WAC)	3,205,386	9,856
FRB Ser. 12-C10, Class XA, IO, 1.479%, 12/15/45(WAC)	5,657,537	20,667
FRB Ser. 13-C11, Class XA, IO, 1.123%, 3/15/45(WAC)	4,566,439	24,812
FRB Ser. 12-C9, Class XB, IO, 0.723%, 11/15/45(WAC)	8,807,000	18,495

		33,506,882
Residential mortgage-backed securities (non-agency) (11.2%)
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	330,000	318,349
Bellemeade Re, Ltd. 144A
FRB Ser. 20-2A, Class B1, (1 Month US LIBOR + 8.50%), 8.957%, 8/26/30 (Bermuda)	151,000	156,507
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 3.807%, 10/25/27 (Bermuda)	721,518	720,491
BRAVO Residential Funding Trust 144A Ser. 20-RPL1, Class M1, 3.25%, 5/26/59(WAC)	353,000	341,633
Bunker Hill Loan Depositary Trust 144A FRB Ser. 20-1, Class A3, 3.253%, 2/25/55(WAC)	332,000	326,180
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 0.697%, 6/25/36	210,000	204,655
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (1 Month US LIBOR + 0.30%), 0.757%, 8/25/35	74,546	71,348
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	224,000	220,371
Countrywide Alternative Loan Trust FRB Ser. 07-OA6, Class A1A, (1 Month US LIBOR + 0.14%), 0.737%, 6/25/37	141,799	129,490
Credit Suisse Mortgage Trust 144A FRB Ser. 20-RPL3, Class A1, 2.691%, 3/25/60(WAC)	195,869	192,097
Deephaven Residential Mortgage Trust 144A Ser. 20-2, Class A2, 2.594%, 5/25/65	250,000	249,248
Eagle Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR + 3.30%), 3.757%, 4/25/29 (Bermuda)	191,000	188,133
FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.887%, 11/25/28 (Bermuda)	216,801	215,639
Ellington Financial Mortgage Trust 144A FRB Ser. 20-1, Class A2, 3.149%, 5/25/65(WAC)	179,000	175,972
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 6.807%, 9/25/28	621,068	672,527
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.607%, 11/25/28	321,274	339,261
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.457%, 12/25/28	382,072	401,943
Structured Agency Credit Risk Debt FRN Ser. 17-HQA3, Class B1, (1 Month US LIBOR + 4.45%), 4.907%, 4/25/30	250,000	258,202
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	370,000	362,945
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M3, (1 Month US LIBOR + 3.60%), 4.057%, 4/25/24	154,704	155,502
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2B, (1 Month US LIBOR + 3.55%), 4.007%, 8/25/29	301,000	311,887
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.757%, 9/25/30	151,349	151,422
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M2, (US 30 Day Average SOFR + 5.25%), 5.30%, 3/25/42	628,000	639,775
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B1, (1 Month US LIBOR + 4.65%), 5.107%, 1/25/49	400,000	405,967
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B1, (1 Month US LIBOR + 4.35%), 4.807%, 3/25/49	90,000	90,991
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	235,000	226,030
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (1 Month US LIBOR + 3.90%), 4.357%, 9/25/48	70,000	70,264
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 4.157%, 12/25/30	310,000	308,854
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.557%, 3/25/50	221,956	222,798
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 3.107%, 1/25/49	361,837	362,756
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.907%, 3/25/49	716,164	716,164
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.807%, 2/25/49	150,575	151,837
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.757%, 10/25/48	122,800	122,503
Structured Agency Credit Risk Trust FRB Ser. 19-FTR2, Class M2, (1 Month US LIBOR + 2.15%), 2.607%, 11/25/48	686,000	658,560
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M2, (1 Month US LIBOR + 2.15%), 2.607%, 12/25/30	252,465	252,583
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 1.90%), 2.357%, 1/25/50	332,160	332,445
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.457%, 9/25/28	205,103	216,125
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 6.157%, 4/25/28	55,213	59,060
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 6.007%, 4/25/28	78,299	81,211
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.957%, 9/25/29	335,000	358,950
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.757%, 10/25/28	271,312	281,887
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.457%, 7/25/25	1,688	1,691
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 5.307%, 10/25/29	150,000	156,940
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 4.957%, 12/25/30	297,000	304,474
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 4.457%, 5/25/30	250,000	254,512
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 4.007%, 7/25/29	262,653	268,142
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.457%, 10/25/29	252,639	257,648
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 3.257%, 2/25/30	65,550	66,666
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.707%, 7/25/30	188,381	190,020
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.707%, 7/25/29	168,653	167,467
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (1 Month US LIBOR + 1.00%), 1.457%, 5/25/30	496,494	493,040
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, (1 Month US LIBOR + 5.75%), 6.207%, 7/25/29	208,000	227,544
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1B1, (1 Month US LIBOR + 4.15%), 4.607%, 8/25/31	59,000	59,300
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 3.099%, 1/25/42	1,084,000	1,051,480
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.907%, 7/25/31	29,783	29,867
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.607%, 11/25/39	195,535	192,339
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.507%, 1/25/40	208,588	208,328
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2M2, (1 Month US LIBOR + 2.00%), 2.457%, 1/25/40	195,163	194,431
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1M2, (1 Month US LIBOR + 2.00%), 2.457%, 7/25/39	1,123	1,124
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	77,731	8
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	57,102	56,615
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 2.057%, 10/25/28 (Bermuda)	73,096	72,428
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 1.013%, 8/26/47(WAC)	172,479	161,616
New Residential Mortgage Loan Trust 144A FRB Ser. 20-NQM2, Class A2, 2.891%, 5/24/60(WAC)	212,000	207,314
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 3.307%, 7/25/28 (Bermuda)	380,000	373,148
Radnor Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR + 3.20%), 3.657%, 2/25/29 (Bermuda)	150,000	145,258
FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 3.157%, 3/25/28 (Bermuda)	200,000	197,648
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A3, 2.911%, 5/25/60(WAC)	464,000	457,948
Starwood Mortgage Residential Trust 144A Ser. 20-2, Class A2, 3.97%, 4/25/60(WAC)	889,000	889,543
Toorak Mortgage Corp., Ltd. Ser. 19-2, Class A2, 4.213%, 9/25/22	1,119,000	1,119,000
Toorak Mortgage Corp., Ltd. 144A Ser. 20-1, Class A1, 2.734%, 3/25/23(WAC)	559,617	552,802
Towd Point Mortgage Trust 144A Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	153,000	147,388
Verus Securitization Trust 144A Ser. 20-INV1, Class A3, 3.889%, 3/25/60(WAC)	100,000	98,312
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.86%), 1.317%, 10/25/45	912,832	900,158
FRB Ser. 05-AR17, Class A1B2, (1 Month US LIBOR + 0.82%), 1.277%, 12/25/45	633,325	565,812

		21,792,573

Total mortgage-backed securities (cost $96,674,274)		$84,271,550

CORPORATE BONDS AND NOTES (31.0%)(a)
	Principal amount	Value
Basic materials (1.3%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	$13,000	$13,033
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	65,000	58,539
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	227,000	243,458
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	142,000	127,068
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	279,000	288,019
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	81,000	84,005
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	27,000	23,817
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	48,000	42,848
LyondellBasell Industries NV sr. unsec. unsub. bonds 4.625%, 2/26/55	225,000	228,935
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	44,000	50,469
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	70,000	67,519
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	105,000	109,721
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	138,000	138,307
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.30%, 5/15/50	50,000	44,437
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	3,000	3,004
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51	596,000	489,906
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	299,000	250,070
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	105,000	134,790
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	39,000	49,986
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	32,000	40,794

		2,488,725
Capital goods (1.4%)
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	168,000	153,029
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	182,000	169,547
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60	223,000	257,473
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	224,000	231,094
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	390,000	356,119
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	135,000	141,943
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31	169,000	146,840
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	132,000	134,571
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	73,000	75,916
Northrop Grumman Corp. sr. unsec. bonds 5.25%, 5/1/50	45,000	56,076
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	244,000	244,011
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	128,000	130,528
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	21,000	19,529
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	370,000	386,762
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	199,000	194,173
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	119,000	119,375

		2,816,986
Communication services (3.0%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	523,000	473,003
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	95,000	88,153
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	235,000	225,021
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	628,000	553,875
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	5,000	5,291
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	425,000	377,589
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	27,000	23,941
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	335,000	363,838
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28	83,000	81,959
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	385,000	438,278
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	19,000	18,048
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	52,000	42,853
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	31,000	31,741
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	176,000	177,506
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.40%, 7/15/46	360,000	337,997
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	286,000	278,094
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	1,000	1,293
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	94,000	94,817
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	203,000	190,832
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	101,000	79,537
Cox Communications, Inc. 144A sr. unsec. bonds 4.50%, 6/30/43	90,000	90,439
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26	44,000	43,741
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	6,000	5,994
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	130,000	129,056
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	25,000	26,218
Crown Castle International Corp. sr. unsec. sub. bonds 3.30%, 7/1/30(R)	195,000	186,484
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	206,000	197,141
T-Mobile USA, Inc. company guaranty sr. bonds 4.50%, 4/15/50	261,000	263,443
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	10,000	10,039
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	55,000	55,321
T-Mobile USA, Inc. company guaranty sr. notes 2.55%, 2/15/31	123,000	111,537
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	208,000	215,073
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	221,000	204,707
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	112,000	104,054
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	85,000	90,640
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	117,000	123,420
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	76,000	76,910

		5,817,883
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 3.33%), 4.156%, perpetual maturity	219,000	209,966

		209,966
Consumer cyclicals (3.0%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	270,000	269,325
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	134,000	127,833
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	235,000	255,630
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	125,000	103,233
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	101,000	93,825
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	30,000	30,541
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31	118,000	102,735
Block, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31	242,000	221,430
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	140,000	144,103
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	355,000	385,027
D.R. Horton, Inc. company guaranty sr. unsec. sub. notes 5.75%, 8/15/23	120,000	124,071
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	327,000	317,615
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	135,000	135,972
Ford Motor Co. sr. unsec. unsub. bonds 3.25%, 2/12/32	45,000	39,762
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31	200,000	180,655
Ford Motor Co., LLC sr. unsec. unsub. notes 2.90%, 2/10/29	200,000	178,144
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49	202,000	224,482
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45	130,000	131,583
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	97,000	97,299
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	37,000	37,551
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32	62,000	55,727
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	70,000	64,606
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	226,000	236,604
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	208,000	216,679
Magallanes, Inc. 144A company guaranty sr. unsec. bonds 4.279%, 3/15/32	423,000	424,018
Moody's Corp. sr. unsec. bonds 5.25%, 7/15/44	108,000	125,300
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	113,000	85,054
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32	66,000	66,351
Omnicom Group, Inc. sr. unsec. notes 4.20%, 6/1/30	130,000	135,717
Omnicom Group, Inc. sr. unsec. sub. notes 2.45%, 4/30/30	50,000	46,249
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	50,000	50,568
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	58,000	56,566
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	85,000	86,926
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	70,000	66,341
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	58,000	49,971
S&P Global, Inc. 144A company guaranty sr. unsec. notes 4.75%, 8/1/28	68,000	73,056
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	525,000	477,750
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	132,000	132,000
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31	200,000	176,636
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	55,000	87,135

		5,914,070
Consumer staples (2.0%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	298,000	363,344
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	1,000	1,104
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48	100,000	107,927
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 3.50%, 6/1/30	105,000	106,505
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	159,000	172,384
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31	200,000	175,991
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	335,000	339,194
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	17,985	19,235
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	40,000	40,963
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	83,000	108,347
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	90,000	105,552
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	5,000	5,084
GSK Consumer Healthcare Capital US, LLC 144A company guaranty sr. unsec. unsub. bonds 3.625%, 3/24/32	370,000	370,139
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	38,000	36,832
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31	249,000	224,037
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	101,000	106,503
Kraft Heinz Foods Co. company guaranty sr. unsec. bonds 4.375%, 6/1/46	177,000	174,813
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 4.875%, 10/1/49	425,000	447,793
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	32,000	32,528
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	300,000	330,690
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	266,000	276,623
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30	363,000	387,212

		3,932,800
Energy (1.4%)
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	370,000	369,279
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	160,000	170,548
Cheniere Energy Partners LP 144A company guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32	113,000	102,830
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32	550,000	490,463
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	90,000	89,866
DT Midstream, Inc. 144A sr. bonds 4.30%, 4/15/32	160,000	160,417
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	1,000	1,182
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	301,000	334,110
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	2,000	2,054
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	103,000	108,929
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	230,000	230,466
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	145,000	145,055
TotalEnergies Capital International SA company guaranty sr. unsec. unsub. notes 2.829%, 1/10/30 (France)	335,000	327,227
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	216,000	212,760

		2,745,186
Financials (11.5%)
ABN AMRO Bank NV 144A unsec. sub. FRB 3.324%, 3/13/37 (Netherlands)	200,000	181,762
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	655,000	590,456
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	46,000	46,841
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	263,000	248,298
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	205,000	257,138
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	171,000	168,749
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	237,000	232,492
Australia & New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	245,000	213,334
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	214,900
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	202,407
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)	1,200,000	1,077,034
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	200,000	206,679
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity	218,000	219,635
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	245,000	253,269
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	40,000	41,800
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	306,000	281,266
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	600,000	574,573
Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 1.586%, 9/15/26	100,000	97,384
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	300,000	356,518
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	96,000	94,869
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	210,000	223,550
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%, perpetual maturity (France)	200,000	178,502
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	317,000	320,619
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	74,000	74,642
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	225,000	193,603
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	225,000	230,143
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	360,000	340,200
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	9,000	9,011
Citigroup, Inc. sr. unsec. FRN 3.106%, 4/8/26	21,000	20,822
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	64,000	64,720
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	1,000	1,070
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,006,000	1,037,625
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	70,000	72,618
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	200,000	177,910
Corebridge Financial, Inc. 144A sr. unsec. notes 3.85%, 4/5/29	215,000	214,804
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	400,000	391,282
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	225,000	226,688
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	620,000	580,380
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	150,000	137,462
Deutsche Bank AG/New York, NY unsec. sub. FRN 3.729%, 1/14/32 (Germany)	505,000	450,433
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	273,000	284,040
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	242,000	250,493
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	25,000	25,623
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	62,000	61,303
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	358,000	396,033
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	235,000	240,305
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)	145,000	131,559
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	220,000	201,575
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	197,000	201,707
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	405,000	408,636
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	77,000	71,187
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	314,000	395,489
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	275,000	234,649
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	136,000	117,456
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	410,000	358,614
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)	260,000	255,775
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	87,000	89,175
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	467,000	450,072
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.506%, 5/15/47	100,000	86,000
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	87,000	81,345
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	740,000	755,895
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	72,000	67,370
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	125,000	128,008
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	305,000	255,174
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	194,000	205,008
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	36,000	32,219
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	340,000	405,450
MetLife, Inc. jr. unsec. sub. notes 6.40%, 12/15/36	85,000	91,528
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	200,000	202,578
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	760,000	823,119
NatWest Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)	200,000	207,141
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	75,000	79,562
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	54,000	50,169
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	66,000	66,990
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	199,000	198,005
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	1,000	1,303
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	140,000	145,925
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	463,000	431,775
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	205,000	209,105
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	173,000	226,423
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	180,000	180,675
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24	198,000	194,536
UBS Group AG 144A jr. unsec. sub. FRN 4.375%, perpetual maturity (Switzerland)	580,000	523,793
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	247,000	260,855
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	545,000	488,703
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	115,000	119,888
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	90,000	86,270
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	610,000	798,892
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	196,000	200,326
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	108,000	90,756

		22,373,965
Health care (2.4%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29	725,000	716,379
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25	130,000	132,416
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	200,000	220,093
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	100,000	98,568
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	192,000	182,678
Bristol-Myers Squibb Co. sr. unsec. sub. bonds 2.55%, 11/13/50	119,000	98,780
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29	156,000	158,775
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	96,000	97,401
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	372,000	406,536
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	100,130	104,603
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	179,000	169,370
DH Europe Finance II Sarl company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	60,000	57,192
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	35,000	36,943
HCA, Inc. company guaranty sr. bonds 3.50%, 7/15/51	157,000	136,132
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	41,000	41,791
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	45,000	50,778
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	95,000	98,473
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	160,000	162,957
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	265,000	283,929
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	125,000	126,098
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	28,000	28,245
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	29,000	26,125
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 4.75%, 7/15/45	50,000	58,017
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 2.90%, 5/15/50	160,000	141,821
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	220,000	228,960
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	107,000	98,482
Viatris, Inc. company guaranty sr. unsec. bonds 4.00%, 6/22/50	250,000	210,019
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	133,000	121,049
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	292,000	299,723
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	39,000	34,972

		4,627,305
Technology (2.4%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	115,000	89,387
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	120,000	116,955
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	596,000	512,450
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	468,000	528,930
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	476,000	482,420
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36	175,000	151,916
Cisco Systems, Inc./California sr. unsec. unsub. notes 2.50%, 9/20/26	120,000	118,890
Citrix Systems, Inc. sr. unsec. sub. notes 1.25%, 3/1/26	384,000	373,332
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46	11,000	16,075
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	280,000	262,749
Microsoft Corp. sr. unsec. unsub. bonds 2.675%, 6/1/60	500,000	431,160
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	55,000	48,082
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	507,000	442,832
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	85,000	75,171
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	313,000	274,563
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	186,000	165,152
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	294,000	271,950
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	204,000	173,375
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29	130,000	130,247

		4,665,636
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	135,000	134,391

		134,391
Utilities and power (2.4%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	230,000	205,679
American Electric Power Co., Inc. sr. unsec. unsub. bonds 3.25%, 3/1/50	100,000	86,084
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	216,000	223,312
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	65,000	60,073
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	3,000	3,474
Berkshire Hathaway Energy Co. sr. unsec. bonds 6.50%, 9/15/37	3,000	3,796
Berkshire Hathaway Energy Co. sr. unsec. bonds 4.25%, 10/15/50	100,000	106,721
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32	74,000	70,550
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	2,000	2,357
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	86,000	86,628
Dominion Energy, Inc. sr. unsec. unsub. bonds 4.90%, 8/1/41	135,000	145,969
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	65,000	64,887
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	180,000	178,035
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	201,000	204,308
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	72,000	72,955
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	207,000	268,737
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	90,000	91,036
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	95,000	98,265
Energy Transfer LP company guaranty sr. unsec. notes 5.875%, 1/15/24	84,000	87,512
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	55,000	53,799
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	135,000	120,825
Energy Transfer LP sr. unsec. unsub. bonds 6.125%, 12/15/45	175,000	192,982
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	25,000	28,734
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	114,000	109,578
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	317,000	318,315
Florida Power & Light Co. sr. bonds 4.125%, 2/1/42	203,000	213,772
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	105,000	105,162
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	37,000	37,096
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	86,000	92,618
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	123,000	122,917
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32	275,000	242,000
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	161,000	183,483
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	109,000	97,941
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	145,000	136,575
PacifiCorp sr. bonds 2.70%, 9/15/30	133,000	126,652
PacifiCorp sr. mtge. bonds 6.25%, 10/15/37	2,000	2,478
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	96,000	92,663
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	104,000	103,014
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 2.619%, 5/15/67	310,000	262,880

		4,703,862

Total corporate bonds and notes (cost $62,938,599)		$60,430,775

COLLATERALIZED LOAN OBLIGATIONS (3.6%)(a)
	Principal amount	Value
Apidos CLO XII 144A FRB Ser. 18-12A, Class BR, (BBA LIBOR USD 3 Month + 1.40%), 1.641%, 4/15/31 (Cayman Islands)	$500,000	$493,057
Apidos CLO XXXVII 144A FRB Ser. 21-37A, Class A, (BBA LIBOR USD 3 Month + 1.13%), 1.259%, 10/22/34 (Cayman Islands)	150,000	149,035
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (BBA LIBOR USD 3 Month + 1.17%), 1.411%, 10/15/34 (Cayman Islands)	250,000	247,326
Cedar Funding XIV CLO, Ltd. 144A FRB Ser. 21-14A, Class B, (BBA LIBOR USD 3 Month + 1.60%), 1.841%, 7/15/33 (Cayman Islands)	375,000	370,208
Elmwood CLO IV, Ltd. 144A FRB Ser. 20-1A, Class A, (BBA LIBOR USD 3 Month + 1.24%), 1.481%, 4/15/33 (Cayman Islands)	400,000	398,332
Elmwood CLO IV, Ltd. 144A FRB Ser. 20-1A, Class B, (BBA LIBOR USD 3 Month + 1.70%), 1.941%, 4/15/33 (Cayman Islands)	250,000	248,262
Elmwood CLO V, Ltd. 144A FRB Ser. 21-2A, Class BR, (BBA LIBOR USD 3 Month + 1.65%), 1.904%, 10/20/34 (Cayman Islands)	100,000	99,580
Elmwood CLO VI, Ltd. 144A FRB Ser. 21-3A, Class BR, (BBA LIBOR USD 3 Month + 1.65%), 1.904%, 10/20/34 (Cayman Islands)	250,000	247,752
Elmwood CLO VIII, Ltd. 144A FRB Ser. 21-1A, Class B1, (BBA LIBOR USD 3 Month + 1.55%), 1.804%, 1/20/34 (Cayman Islands)	251,000	247,973
Galaxy XXII CLO, Ltd. 144A FRB Ser. 21-22A, Class ARR, (BBA LIBOR USD 3 Month + 1.20%), 1.441%, 4/16/34 (Cayman Islands)	250,000	248,104
GoldenTree Loan Management US CLO 5, Ltd. 144A FRB Ser. 21-5A, Class BR, (BBA LIBOR USD 3 Month + 1.55%), 1.804%, 10/20/32	250,000	248,000
Gulf Stream Meridian 4, Ltd. 144A FRB Ser. 21-4A, Class A1, (BBA LIBOR USD 3 Month + 1.20%), 1.441%, 7/15/34 (Cayman Islands)	536,000	530,526
ICG US CLO, Ltd. 144A FRB Ser. 20-2RA, Class A2, (BBA LIBOR USD 3 Month + 1.80%), 2.041%, 1/16/33 (Cayman Islands)	250,000	246,901
Kayne CLO 6, Ltd. 144A FRB Ser. 19-6A, Class A1, (BBA LIBOR USD 3 Month + 1.38%), 1.634%, 1/20/33 (Cayman Islands)	285,000	284,002
Magnetite XXI CLO, Ltd. 144A FRB Ser. 21-21A, Class BR, (BBA LIBOR USD 3 Month + 1.35%), 1.604%, 4/20/34 (Cayman Islands)	250,000	243,839
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (BBA LIBOR USD 3 Month + 1.32%), 1.561%, 4/15/32 (Cayman Islands)	100,000	99,510
Oak Hill Credit Partners XVI 144A FRB Ser. 21-16A, Class A, (BBA LIBOR USD 3 Month + 1.15%), 1.314%, 10/18/34 (Cayman Islands)	250,000	248,517
Palmer Square CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A4, (BBA LIBOR USD 3 Month + 1.13%), 1.61%, 5/21/34 (Cayman Islands)	250,000	248,861
Palmer Square CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (BBA LIBOR USD 3 Month + 1.15%), 1.391%, 7/15/34 (Cayman Islands)	253,000	250,634
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (BBA LIBOR USD 3 Month + 1.65%), 1.882%, 1/15/35 (Cayman Islands)	250,000	247,875
Regatta XXIII Funding, Ltd. 144A FRB Ser. 21-4A, Class A1, (BBA LIBOR USD 3 Month + 1.15%), 1.26%, 1/20/35 (Cayman Islands)	594,000	587,452
RR, Ltd. 144A FRB Ser. 22-7A, Class A2B, (CME TERM SOFR 3 Month + 1.85%), 2.03%, 1/15/37 (Cayman Islands)	250,000	245,369
Sixth Street CLO XVI, Ltd. 144A FRB Ser. 20-16A, Class B, (BBA LIBOR USD 3 Month + 1.85%), 2.104%, 10/20/32 (Cayman Islands)	375,000	373,240
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (BBA LIBOR USD 3 Month + 1.17%), 1.411%, 7/15/34 (Cayman Islands)	350,000	345,389

Total collateralized loan obligations (cost $6,984,397)		$6,949,744

ASSET-BACKED SECURITIES (2.5%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$455,000	$453,863
Mello Warehouse Securitization Trust 144A FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 1.257%, 11/25/53	196,000	196,000
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 21-S1, Class A1, (1 Month US LIBOR + 0.50%), 0.626%, 9/10/22	282,000	282,350
MRA Issuance Trust 144A
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.70%), 2.097%, 4/22/22	460,000	460,001
FRB Ser. 21-EBO1, Class A2X, (1 Month US LIBOR + 1.75%), 1.981%, 4/15/22	489,000	486,557
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.431%, 8/15/22	783,000	783,001
FRB Ser. 21-8, Class A2X, (1 Month US LIBOR + 1.15%), 1.381%, 5/15/22	500,000	500,002
Station Place Securitization Trust 144A
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 1.255%, 4/25/22	531,000	531,000
FRB Ser. 21-14, Class A1, (1 Month US LIBOR + 0.70%), 1.155%, 12/8/22	179,000	179,000
FRB Ser. 21-16, Class A1, (1 Month US LIBOR + 0.62%), 0.729%, 11/7/22	517,000	517,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), zero %, 8/8/22	531,000	531,000

Total asset-backed securities (cost $4,922,792)		$4,919,774

PURCHASED SWAP OPTIONS OUTSTANDING (1.2%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value
Bank of America N.A.
0.485/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.485	$24,072,200	$13,480
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00	3,110,300	622,495
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	3,110,300	604,051
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75	3,110,300	538,424
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	5,165,700	442,339
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	5,165,700	125,062

Total purchased swap options outstanding (cost $1,657,514)			$2,345,851

SHORT-TERM INVESTMENTS (20.9%)(a)
	Principal amount	Value
Interest in $384,728,000 joint tri-party repurchase agreement dated 3/31/2022 with BofA Securities, Inc. due 4/1/2022 - maturity value of $18,649,155 for an effective yield of 0.300% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.000% to 4.500% and due dates ranging from 2/1/2042 to 3/1/2052, valued at $392,422,560)	$18,649,000	$18,649,000
Mitsubishi UFJ Trust & Banking Corp./Singapore commercial paper 0.620%, 5/6/22	1,000,000	999,530
U.S. Treasury Bills 0.398%, 6/9/22(SEG)(SEGSF)(SEGTBA)(SEGCCS)	5,400,000	5,396,119
U.S. Treasury Bills 0.170%, 5/3/22(SEGSF)(SEGTBA)(SEGCCS)	2,400,000	2,399,717
U.S. Treasury Bills 0.191%, 4/26/22(SEGSF)	100,000	99,991
U.S. Treasury Bills 0.216%, 5/5/22(SEG)(SEGSF)(SEGCCS)	5,900,000	5,899,178
U.S. Treasury Bills 0.061%, 5/19/22(SEG)(SEGSF)(SEGTBA)(SEGCCS)	1,300,000	1,299,568
U.S. Treasury Bills 0.041%, 4/21/22(SEG)(SEGSF)(SEGTBA)	3,300,000	3,299,775
U.S. Treasury Cash Management Bills 0.421%, 6/14/22(SEGSF)(SEGCCS)	2,700,000	2,697,780

Total short-term investments (cost $40,740,295)		$40,740,658
TOTAL INVESTMENTS

Total investments (cost $390,199,608)		$373,668,281

FUTURES CONTRACTS OUTSTANDING at 3/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Long)	24	$3,601,500	$3,601,500	Jun-22	$(132,007)
U.S. Treasury Bond Ultra 30 yr (Long)	54	9,564,750	9,564,750	Jun-22	(353,231)
U.S. Treasury Note 2 yr (Long)	33	6,993,422	6,993,422	Jun-22	(87,473)
U.S. Treasury Note 2 yr (Short)	373	79,046,860	79,046,860	Jun-22	987,027
U.S. Treasury Note 5 yr (Long)	180	20,643,750	20,643,750	Jun-22	(397,772)
U.S. Treasury Note 10 yr (Long)	109	13,393,375	13,393,375	Jun-22	(364,886)
U.S. Treasury Note 10 yr (Short)	41	5,037,875	5,037,875	Jun-22	136,361
U.S. Treasury Note Ultra 10 yr (Long)	23	3,115,781	3,115,781	Jun-22	(28,637)

Unrealized appreciation					1,123,388

Unrealized (depreciation)					(1,364,006)

Total					$(240,618)

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/22 (premiums $13,934,753) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985	$24,072,200	$463,631
3.195/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	14,363,800	693,053
(3.195)/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	14,363,800	3,858,117
Citibank, N.A.
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	1,877,700	91,575
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	1,877,700	162,590
Goldman Sachs International
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	14,962,300	400,541
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	14,962,300	1,131,150
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	1,030,300	15,351
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	2,064,700	32,106
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	1,030,300	131,765
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	2,064,700	136,084
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	14,803,400	280,080
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	14,803,400	1,350,662
Morgan Stanley & Co. International PLC
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	5,165,700	13,741
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	2,320,400	84,439
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	2,320,400	86,342
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	2,320,400	212,757
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	2,320,400	218,210
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	5,165,700	441,099
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00	3,110,300	476,933
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75	3,110,300	483,838
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00	3,110,300	538,828
2.7875/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	8,977,400	756,795
(2.7875)/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	8,977,400	2,062,827
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	161,600	6,891
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	323,100	80,277
UBS AG
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	2,178,100	105,050
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	2,178,100	163,448

Total			$14,478,180

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/22 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay) /Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(3.312)/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	$30,423,400	$(554,649)	$617,291
(0.305)/3 month USD-LIBOR-BBA/May-23 (Purchased)	May-22/0.305	17,007,100	(20,409)	288,270
(1.3925)/SOFR/Dec-25 (Purchased)	Dec-23/1.3925	13,717,600	(125,516)	226,066
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	2,259,800	(294,339)	170,638
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76	23,206,800	(149,974)	120,443
(1.39)/SOFR/Dec-26 (Purchased)	Dec-24/1.39	8,921,100	(102,593)	103,217
(2.485)/3 month USD-LIBOR-BBA/Oct-54 (Purchased)	Oct-24/2.485	2,428,500	(146,560)	57,725
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76	23,206,800	(149,974)	21,118
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	1,694,800	(38,344)	18,202
(2.2875)/3 month USD-LIBOR-BBA/May-32 (Purchased)	May-22/2.2875	3,401,400	(44,218)	17,789
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	12,515,500	(115,455)	(375)
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29	2,961,600	(145,668)	(12,439)
1.39/SOFR/Dec-26 (Purchased)	Dec-24/1.39	8,921,100	(102,593)	(20,340)
1.3925/SOFR/Dec-25 (Purchased)	Dec-23/1.3925	13,717,600	(125,516)	(56,517)
2.17/3 month USD-LIBOR-BBA/Apr-34 (Purchased)	Apr-24/2.17	8,461,600	(408,695)	(57,877)
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	12,515,500	(115,455)	(106,257)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	2,259,800	(294,339)	(121,735)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	1,694,800	(796,854)	(723,544)
3.312/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	30,423,400	(4,300,165)	(808,350)
(1.085)/3 month USD-LIBOR-BBA/Apr-34 (Written)	Apr-24/1.085	16,923,300	232,272	30,970
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115	23,206,800	97,759	27,848
(1.6125)/SOFR/Dec-41 (Written)	Dec-31/1.6125	1,474,600	109,489	15,026
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29	4,230,800	66,000	5,585
1.6125/SOFR/Dec-41 (Written)	Dec-31/1.6125	1,474,600	109,489	(38,974)
1.7875/3 month USD-LIBOR-BBA/May-32 (Written)	May-22/1.7875	1,700,700	47,620	(47,586)
2.415/3 month USD-LIBOR-BBA/Oct-33 (Written)	Oct-23/2.415	7,528,300	159,035	(155,986)
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115	23,206,800	97,759	(267,806)
0.805/3 month USD-LIBOR-BBA/May-23 (Written)	May-22/0.805	34,014,200	11,055	(438,783)
Barclays Bank PLC
2.232/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232	1,797,000	(217,707)	22,750
(2.232)/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232	1,797,000	(217,707)	11,734
Citibank, N.A.
2.285/3 month USD-LIBOR-BBA/Mar-51 (Purchased)	Mar-41/2.285	11,799,100	(1,018,852)	201,883
(1.648)/SOFR/Sep-32 (Purchased)	Sep-22/1.648	5,061,500	(123,754)	159,437
(1.752)/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-26/1.752	7,794,900	(254,114)	137,736
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	1,155,500	(36,716)	103,856
(1.90)/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90	13,281,900	(177,048)	92,442
(1.724)/SOFR/Mar-53 (Purchased)	Mar-23/1.724	1,246,300	(94,033)	43,072
(1.735)/SOFR/Mar-53 (Purchased)	Mar-23/1.735	1,048,600	(77,518)	36,344
(2.194)/3 month USD-LIBOR-BBA/Sep-52 (Purchased)	Sep-22/2.194	927,100	(22,739)	35,313
(1.826)/SOFR/Jan-42 (Purchased)	Jan-32/1.826	1,934,400	(142,855)	35,148
2.31/SOFR/Jun-32 (Purchased)	Jun-22/2.31	5,979,000	(128,250)	31,151
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	22,619
(1.75)/SOFR/Mar-53 (Purchased)	Mar-23/1.75	564,900	(42,283)	17,834
1.90/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90	13,281,900	(177,048)	16,735
(1.99)/SOFR/Feb-42 (Purchased)	Feb-32/1.99	1,870,800	(147,326)	15,153
2.194/SOFR/Apr-32 (Purchased)	Apr-22/2.194	3,204,700	(35,893)	4,807
1.99/SOFR/Feb-42 (Purchased)	Feb-32/1.99	1,870,800	(147,326)	(1,815)
1.826/SOFR/Jan-42 (Purchased)	Jan-32/1.826	1,934,400	(142,855)	(5,552)
1.75/SOFR/Mar-53 (Purchased)	Mar-23/1.75	564,900	(42,283)	(13,665)
(2.194)/SOFR/Apr-32 (Purchased)	Apr-22/2.194	3,204,700	(35,893)	(14,742)
(2.285)/3 month USD-LIBOR-BBA/Mar-51 (Purchased)	Mar-41/2.285	11,799,100	(1,018,852)	(23,008)
1.735/SOFR/Mar-53 (Purchased)	Mar-23/1.735	1,048,600	(77,518)	(25,502)
1.752/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-26/1.752	7,794,900	(254,114)	(28,062)
1.724/SOFR/Mar-53 (Purchased)	Mar-23/1.724	1,246,300	(94,033)	(33,438)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	1,155,500	(36,716)	(33,972)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	(48,991)
(2.31)/SOFR/Jun-32 (Purchased)	Jun-22/2.31	5,979,000	(128,250)	(53,273)
1.458/SOFR/Apr-27 (Purchased)	Apr-22/1.458	8,507,100	(68,057)	(67,802)
1.648/SOFR/Sep-32 (Purchased)	Sep-22/1.648	5,061,500	(123,754)	(86,552)
1.5625/SOFR/Jun-32 (Purchased)	Jun-22/1.5625	10,132,000	(196,054)	(177,513)
(1.3125)/SOFR/Jun-32 (Written)	Jun-22/1.3125	10,132,000	101,320	95,038
(1.194)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194	13,281,900	100,677	81,285
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	8,760,900	80,162	79,199
(1.208)/SOFR/Apr-27 (Written)	Apr-22/1.208	8,507,100	28,073	28,073
1.7075/3 month USD-LIBOR-BBA/Sep-27 (Written)	Sep-22/1.7075	4,449,900	23,584	(173,279)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	8,760,900	80,162	(198,522)
1.708/SOFR/Apr-27 (Written)	Apr-22/1.708	8,507,100	29,775	(202,724)
1.8125/SOFR/Jun-32 (Written)	Jun-22/1.8125	10,132,000	101,320	(274,172)
1.194/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194	13,281,900	100,677	(355,424)
Deutsche Bank AG
(1.724)/SOFR/Jan-47 (Purchased)	Jan-37/1.724	2,418,000	(199,606)	30,322
1.68/SOFR/Feb-57 (Purchased)	Feb-37/1.68	3,741,600	(551,699)	13,619
(1.68)/SOFR/Feb-57 (Purchased)	Feb-37/1.68	3,741,600	(551,699)	9,728
1.724/SOFR/Jan-47 (Purchased)	Jan-37/1.724	2,418,000	(199,606)	(2,491)
2.135/SOFR/Mar-42 (Written)	Mar-32/2.135	4,019,400	337,831	9,003
(2.135)/SOFR/Mar-42 (Written)	Mar-32/2.135	4,019,400	337,831	(6,310)
Goldman Sachs International
(1.769)/SOFR/May-32 (Purchased)	May-22/1.769	2,029,300	(31,434)	43,813
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	29,928
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	1,105,300	(165,242)	27,920
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	1,105,300	(101,356)	(12,490)
1.769/SOFR/May-32 (Purchased)	May-22/1.769	2,029,300	(31,434)	(27,456)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(34,333)
(1.71)/3 month USD-LIBOR-BBA/Dec-56 (Written)	Dec-26/1.71	745,600	100,954	18,446
2.41/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.41	204,300	2,983	(5,385)
1.71/3 month USD-LIBOR-BBA/Dec-56 (Written)	Dec-26/1.71	745,600	100,954	(40,971)
2.07/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.07	4,323,000	89,486	(156,363)
JPMorgan Chase Bank N.A.
(2.031)/3 month USD-LIBOR-BBA/Feb-41 (Purchased)	Feb-31/2.031	2,608,100	(178,394)	60,690
(1.985)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.985	1,862,900	(127,795)	46,423
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(84,278)	34,338
(1.805)/3 month USD-LIBOR-BBA/Dec-36 (Purchased)	Dec-26/1.805	915,600	(54,295)	28,338
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(135,275)	24,833
(1.905)/SOFR/Jan-42 (Purchased)	Jan-32/1.905	1,274,900	(93,068)	20,194
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	785,400	(90,714)	15,174
(1.544)/SOFR/Jan-62 (Purchased)	Jan-32/1.544	478,100	(80,321)	11,078
1.905/SOFR/Jan-42 (Purchased)	Jan-32/1.905	1,274,900	(93,068)	663
1.544/SOFR/Jan-62 (Purchased)	Jan-32/1.544	478,100	(80,321)	(2,376)
2.031/3 month USD-LIBOR-BBA/Feb-41 (Purchased)	Feb-31/2.031	2,608,100	(178,394)	(5,112)
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	785,400	(90,714)	(5,788)
1.985/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.985	1,862,900	(127,795)	(6,781)
1.805/3 month USD-LIBOR-BBA/Dec-36 (Purchased)	Dec-26/1.805	915,600	(54,295)	(9,888)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(151,642)	(38,231)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(93,888)	(42,096)
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	2,175,500	139,993	66,179
(1.70)/SOFR/Jan-29 (Written)	Jan-24/1.70	3,158,700	67,399	10,045
(1.81)/SOFR/Jan-37 (Written)	Jan-27/1.81	489,600	28,935	490
1.81/SOFR/Jan-37 (Written)	Jan-27/1.81	489,600	28,935	(9,802)
1.70/SOFR/Jan-29 (Written)	Jan-24/1.70	3,158,700	67,399	(59,099)
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	2,175,500	139,993	(136,295)
Morgan Stanley & Co. International PLC
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(94,150)	21,656
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	17,611
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	(10,939)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(134,050)	(58,004)
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50	3,496,900	(120,206)	196,386
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937	1,398,800	(73,157)	37,068
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405	412,400	(28,765)	4,429
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405	412,400	(28,765)	3,386
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937	1,398,800	(73,157)	(5,693)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50	3,496,900	(120,206)	(95,675)
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095	604,200	79,452	(2,211)
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095	604,200	79,452	(5,619)
UBS AG
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	3,683,700	(78,094)	214,318
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	1,473,500	(82,442)	118,352
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	12,278,900	(82,821)	118,246
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	4,911,600	(77,849)	77,652
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715	699,400	(63,121)	40,572
(1.87)/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87	1,363,900	(63,421)	10,257
1.87/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87	1,363,900	(63,421)	2,510
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	4,911,600	(77,849)	(27,309)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	12,278,900	(82,821)	(29,347)
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715	699,400	(63,121)	(42,957)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	1,473,500	(82,442)	(55,949)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	3,683,700	(78,094)	(70,948)
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	2,946,900	78,314	41,492
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	2,946,900	78,314	(128,632)
Wells Fargo Bank, N.A.
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405	4,895,700	(100,239)	176,931
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875	3,496,900	(71,774)	128,266
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16	2,068,800	(103,181)	27,060
(1.8225)/SOFR/Jan-42 (Purchased)	Jan-32/1.8225	725,400	(53,535)	13,311
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16	2,068,800	(103,181)	(166)
1.8225/SOFR/Jan-42 (Purchased)	Jan-32/1.8225	725,400	(53,535)	(2,133)
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875	3,496,900	(71,774)	(35,633)
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405	4,895,700	(100,239)	(48,712)
2.2775/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	3,722,500	(314,551)	(148,677)
(2.2775)/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	3,722,500	(314,551)	(156,680)
(1.62)/SOFR/Jan-27 (Written)	Jan-25/1.62	5,561,400	61,175	(1,335)
1.62/SOFR/Jan-27 (Written)	Jan-25/1.62	5,561,400	61,175	(52,274)

Unrealized appreciation				4,742,524

Unrealized (depreciation)				(6,254,737)

Total				$(1,512,213)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/22 (proceeds receivable $89,748,340) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 4.50%, 4/1/52	$4,000,000	4/13/22	$4,149,376
Uniform Mortgage-Backed Securities, 4.00%, 4/1/52	24,000,000	4/13/22	24,493,138
Uniform Mortgage-Backed Securities, 3.50%, 5/1/52	4,000,000	5/12/22	3,992,188
Uniform Mortgage-Backed Securities, 3.50%, 4/1/52	17,000,000	4/13/22	17,030,547
Uniform Mortgage-Backed Securities, 3.00%, 4/1/52	28,000,000	4/13/22	27,394,063
Uniform Mortgage-Backed Securities, 2.50%, 4/1/52	8,000,000	4/13/22	7,633,750
Uniform Mortgage-Backed Securities, 2.00%, 4/1/52	5,000,000	4/13/22	4,640,703

Total			$89,333,765

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$16,699,000	$421,483		$807	12/23/23	0.695% — Annually	Secured Overnight Financing Rate — Annually	$393,686
		3,832,000	201,065		(615)	12/23/26	Secured Overnight Financing Rate — Annually	1.085% — Annually	(191,006)
		13,584,000	994,756		(3,534)	12/23/31	Secured Overnight Financing Rate — Annually	1.285% — Annually	(952,979)
		10,320,000	1,259,143		(18,376)	12/23/51	Secured Overnight Financing Rate — Annually	1.437% — Annually	(1,238,781)
		5,436,000	137,042		(553)	12/24/23	0.697% — Annually	Secured Overnight Financing Rate — Annually	127,204
		5,260,000	273,467		(704)	12/24/26	1.096% — Annually	Secured Overnight Financing Rate — Annually	258,072
		17,192,000	1,259,142		(7,675)	12/24/31	1.285% — Annually	Secured Overnight Financing Rate — Annually	1,194,586
		1,625,000	198,981		(878)	12/24/51	1.435% — Annually	Secured Overnight Financing Rate — Annually	192,059
		499,000	51,098		(81)	12/31/51	1.525% — Annually	Secured Overnight Financing Rate — Annually	49,183
		1,195,000	60,192		(159)	12/31/26	Secured Overnight Financing Rate — Annually	1.135% — Annually	(57,124)
		290,200	3,610	(E)	(6)	1/15/47	1.724% — Annually	Secured Overnight Financing Rate — Annually	3,604
		1,514,000	102,982		(52)	1/21/52	1.679% — Annually	Secured Overnight Financing Rate — Annually	98,180
		1,314,000	104,936		(45)	1/19/52	Secured Overnight Financing Rate — Annually	1.626% — Annually	(100,876)
		4,174,000	306,580		(142)	2/1/52	1.6545% — Annually	Secured Overnight Financing Rate — Annually	295,677
		860,600	1,454	(E)	(29)	2/13/57	1.68% — Annually	Secured Overnight Financing Rate — Annually	1,425
		4,273,600	117,139		(146)	2/24/52	Secured Overnight Financing Rate — Annually	1.86% — Annually	(109,653)
		51,000	2,515		(2)	2/29/52	Secured Overnight Financing Rate — Annually	1.762% — Annually	(2,441)
		1,700,000	55,658		(23)	2/29/32	Secured Overnight Financing Rate — Annually	1.75% — Annually	(53,162)
		3,255,000	85,672		(26)	2/28/27	1.675% — Annually	Secured Overnight Financing Rate — Annually	81,040
		3,354,000	47,325		(13)	2/29/24	Secured Overnight Financing Rate — Annually	1.47709% — Annually	(43,225)
		1,072,400	40,826		(14)	3/7/32	3 month USD-LIBOR-BBA — Quarterly	1.9575% — Semiannually	(39,875)
		2,443,000	124,569		(32)	3/9/32	1.5475% — Annually	Secured Overnight Financing Rate — Annually	122,271
		2,533,000	130,525		(34)	3/9/32	1.5415% — Annually	Secured Overnight Financing Rate — Annually	128,169
		1,335,000	45,390		(18)	3/11/32	1.737% — Annually	Secured Overnight Financing Rate — Annually	44,100
		39,630,000	527,079	(E)	575,710	6/15/24	Secured Overnight Financing Rate — Annually	1.80% — Annually	48,631
		49,096,000	1,038,871	(E)	(1,150,573)	6/15/27	1.85% — Annually	Secured Overnight Financing Rate — Annually	(111,702)
		32,180,000	582,780	(E)	853,094	6/15/32	Secured Overnight Financing Rate — Annually	1.95% — Annually	270,315
		9,666,000	125,465	(E)	149,753	6/15/52	Secured Overnight Financing Rate — Annually	2.05% — Annually	275,654
		5,373,500	72,703		(71)	3/30/32	2.2655% — Annually	Secured Overnight Financing Rate — Annually	(73,409)
		5,373,500	70,070		(71)	3/30/32	2.26% — Annually	Secured Overnight Financing Rate — Annually	(70,775)
		3,082,000	17,413		(25)	3/30/27	2.3535% — Annually	Secured Overnight Financing Rate — Annually	(17,817)
		5,979,000	96,381	(E)	(79)	4/7/32	2.298% — Annually	Secured Overnight Financing Rate — Annually	(96,461)
		5,504,000	26,694		(45)	3/31/27	Secured Overnight Financing Rate — Annually	2.3365% — Annually	27,007
		3,130,000	3,756		(12)	3/31/24	2.307% — Annually	Secured Overnight Financing Rate — Annually	(3,968)
		900,000	2,295		(7)	3/31/27	Secured Overnight Financing Rate — Annually	2.288% — Annually	2,345
		4,415,000	2,472		(36)	4/1/27	2.247% — Annually	Secured Overnight Financing Rate — Annually	(2,508)
		2,621,000	3,827		(35)	4/4/32	2.116% — Annually	Secured Overnight Financing Rate — Annually	(3,861)
		388,000	43		(1)	4/4/24	Secured Overnight Financing Rate — Annually	2.243% — Annually	42
		496,000	104		(7)	4/4/32	Secured Overnight Financing Rate — Annually	2.0975% — Annually	(111)

	Total				$395,245				$443,516
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B+/P	$3,281	$45,911	$11,207	5/11/63	300 bp — Monthly	$(7,899)
	CMBX NA BBB-.6 Index	B+/P	6,388	101,387	24,749	5/11/63	300 bp — Monthly	(18,301)
	CMBX NA BBB-.6 Index	B+/P	13,088	202,774	49,497	5/11/63	300 bp — Monthly	(36,291)
	CMBX NA BBB-.6 Index	B+/P	12,483	209,469	51,131	5/11/63	300 bp — Monthly	(38,526)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	BBB+/P	1,310	10,210	827	5/11/63	200 bp — Monthly	487
	CMBX NA A.6 Index	BBB+/P	3,015	16,707	1,353	5/11/63	200 bp — Monthly	1,668
	CMBX NA A.6 Index	BBB+/P	2,425	18,564	1,504	5/11/63	200 bp — Monthly	929
	CMBX NA A.6 Index	BBB+/P	3,462	26,917	2,180	5/11/63	200 bp — Monthly	1,292
	CMBX NA A.6 Index	BBB+/P	3,435	26,917	2,180	5/11/63	200 bp — Monthly	1,265
	CMBX NA A.6 Index	BBB+/P	4,568	33,415	2,707	5/11/63	200 bp — Monthly	1,874
	CMBX NA A.6 Index	BBB+/P	6,021	36,199	2,932	5/11/63	200 bp — Monthly	3,103
	CMBX NA A.6 Index	BBB+/P	5,386	41,768	3,383	5/11/63	200 bp — Monthly	2,019
	CMBX NA A.6 Index	BBB+/P	7,403	58,475	4,737	5/11/63	200 bp — Monthly	2,689
	CMBX NA A.6 Index	BBB+/P	12,801	71,470	5,789	5/11/63	200 bp — Monthly	7,040
	CMBX NA A.6 Index	BBB+/P	10,744	83,536	6,766	5/11/63	200 bp — Monthly	4,010
	CMBX NA A.6 Index	BBB+/P	11,822	90,034	7,293	5/11/63	200 bp — Monthly	4,564
	CMBX NA A.6 Index	BBB+/P	13,502	105,813	8,571	5/11/63	200 bp — Monthly	4,972
	CMBX NA A.6 Index	BBB+/P	64,343	500,289	40,523	5/11/63	200 bp — Monthly	24,014
	CMBX NA BB.11 Index	BB-/P	87,010	154,000	16,416	11/18/54	500 bp — Monthly	70,743
	CMBX NA BB.13 Index	BB-/P	12,097	121,000	15,428	12/16/72	500 bp — Monthly	(3,213)
	CMBX NA BB.14 Index	BB/P	19,626	179,000	16,683	12/16/72	500 bp — Monthly	3,117
	CMBX NA BB.6 Index	CCC+/P	20,083	133,156	56,045	5/11/63	500 bp — Monthly	(35,833)
	CMBX NA BB.7 Index	B/P	35,060	687,000	213,520	1/17/47	500 bp — Monthly	(177,792)
	CMBX NA BB.9 Index	B/P	1,222	6,000	1,421	9/17/58	500 bp — Monthly	(193)
	CMBX NA BB.9 Index	B/P	22,260	109,000	25,811	9/17/58	500 bp — Monthly	(3,445)
	CMBX NA BBB-.10 Index	BB+/P	7,321	59,000	6,573	11/17/59	300 bp — Monthly	783
	CMBX NA BBB-.10 Index	BB+/P	11,127	102,000	11,363	11/17/59	300 bp — Monthly	(176)
	CMBX NA BBB-.11 Index	BBB-/P	8,331	133,000	10,627	11/18/54	300 bp — Monthly	(2,218)
	CMBX NA BBB-.12 Index	BBB-/P	2,044	49,000	4,381	8/17/61	300 bp — Monthly	(2,308)
	CMBX NA BBB-.12 Index	BBB-/P	17,031	289,000	25,837	8/17/61	300 bp — Monthly	(8,637)
	CMBX NA BBB-.14 Index	BBB-/P	495	10,000	969	12/16/72	300 bp — Monthly	(468)
	CMBX NA BBB-.14 Index	BBB-/P	499	16,000	1,550	12/16/72	300 bp — Monthly	(1,043)
	CMBX NA BBB-.14 Index	BBB-/P	1,900	38,000	3,682	12/16/72	300 bp — Monthly	(1,760)
	CMBX NA BBB-.14 Index	BBB-/P	3,309	81,000	7,849	12/16/72	300 bp — Monthly	(4,493)
	CMBX NA BBB-.14 Index	BBB-/P	4,304	97,000	9,399	12/16/72	300 bp — Monthly	(5,038)
	CMBX NA BBB-.15 Index	BBB-/P	7,416	71,000	6,795	11/18/64	300 bp — Monthly	663
	CMBX NA BBB-.6 Index	B+/P	43,988	146,341	35,722	5/11/63	300 bp — Monthly	8,351
	CMBX NA BBB-.6 Index	B+/P	43,988	146,341	35,722	5/11/63	300 bp — Monthly	8,351
	CMBX NA BBB-.6 Index	B+/P	90,079	292,683	71,444	5/11/63	300 bp — Monthly	18,806
	CMBX NA BBB-.6 Index	B+/P	122,920	428,503	104,598	5/11/63	300 bp — Monthly	18,572
	CMBX NA BBB-.6 Index	B+/P	124,938	1,876,612	458,081	5/11/63	300 bp — Monthly	(332,048)
	Credit Suisse International
	CMBX NA A.6 Index	BBB+/P	(2,633)	2,212,783	179,235	5/11/63	200 bp — Monthly	(181,008)
	CMBX NA A.7 Index	BBB+/P	275	7,000	298	1/17/47	200 bp — Monthly	(20)
	CMBX NA BB.7 Index	B/P	16,586	124,000	38,539	1/17/47	500 bp — Monthly	(21,832)
	CMBX NA BBB-.6 Index	B+/P	221	1,913	467	5/11/63	300 bp — Monthly	(245)
	CMBX NA BBB-.6 Index	B+/P	3,315	28,694	7,004	5/11/63	300 bp — Monthly	(3,673)
	CMBX NA BBB-.6 Index	B+/P	433,543	4,413,196	1,077,261	5/11/63	300 bp — Monthly	(641,144)
	CMBX NA BBB-.7 Index	BB-/P	4,347	55,000	9,889	1/17/47	300 bp — Monthly	(5,509)
	CMBX NA BBB-.7 Index	BB-/P	18,774	254,000	45,669	1/17/47	300 bp — Monthly	(26,747)
	Goldman Sachs International
	CMBX NA A.6 Index	BBB+/P	1,175	7,425	601	5/11/63	200 bp — Monthly	576
	CMBX NA A.6 Index	BBB+/P	4,038	31,558	2,556	5/11/63	200 bp — Monthly	1,494
	CMBX NA A.6 Index	BBB+/P	5,764	49,194	3,985	5/11/63	200 bp — Monthly	1,798
	CMBX NA A.6 Index	BBB+/P	3,780	51,978	4,210	5/11/63	200 bp — Monthly	(410)
	CMBX NA A.6 Index	BBB+/P	5,667	60,332	4,887	5/11/63	200 bp — Monthly	804
	CMBX NA A.6 Index	BBB+/P	2,681	81,680	6,616	5/11/63	200 bp — Monthly	(3,903)
	CMBX NA A.6 Index	BBB+/P	7,487	105,813	8,571	5/11/63	200 bp — Monthly	(1,043)
	CMBX NA A.6 Index	BBB+/P	5,771	105,813	8,571	5/11/63	200 bp — Monthly	(2,759)
	CMBX NA A.6 Index	BBB+/P	4,580	135,514	10,977	5/11/63	200 bp — Monthly	(6,344)
	CMBX NA A.6 Index	BBB+/P	(1,405)	137,371	11,127	5/11/63	200 bp — Monthly	(12,479)
	CMBX NA A.6 Index	BBB+/P	17,438	139,227	11,277	5/11/63	200 bp — Monthly	6,214
	CMBX NA A.6 Index	BBB+/P	25,520	163,360	13,232	5/11/63	200 bp — Monthly	12,351
	CMBX NA A.6 Index	BBB+/P	12,929	232,973	18,871	5/11/63	200 bp — Monthly	(5,851)
	CMBX NA A.6 Index	BBB+/P	15,136	277,526	22,480	5/11/63	200 bp — Monthly	(7,236)
	CMBX NA A.6 Index	BBB+/P	12,062	361,990	29,321	5/11/63	200 bp — Monthly	(17,118)
	CMBX NA A.6 Index	BBB+/P	34,242	610,743	49,470	5/11/63	200 bp — Monthly	(14,990)
	CMBX NA BBB-.11 Index	BBB-/P	64	1,000	80	11/18/54	300 bp — Monthly	(16)
	CMBX NA BBB-.14 Index	BBB-/P	919	20,000	1,938	12/16/72	300 bp — Monthly	(1,008)
	CMBX NA BBB-.14 Index	BBB-/P	2,578	58,000	5,620	12/16/72	300 bp — Monthly	(3,009)
	CMBX NA BBB-.14 Index	BBB-/P	6,652	120,000	11,628	12/16/72	300 bp — Monthly	(4,906)
	CMBX NA BBB-.15 Index	BBB-/P	3,976	64,000	6,125	11/18/64	300 bp — Monthly	(2,111)
	CMBX NA BBB-.15 Index	BBB-/P	11,924	129,000	12,345	11/18/64	300 bp — Monthly	(346)
	CMBX NA BBB-.15 Index	BBB-/P	11,486	129,000	12,345	11/18/64	300 bp — Monthly	(784)
	CMBX NA BBB-.6 Index	B+/P	105	956	233	5/11/63	300 bp — Monthly	(128)
	CMBX NA BBB-.6 Index	B+/P	2,537	8,608	2,101	5/11/63	300 bp — Monthly	441
	CMBX NA BBB-.6 Index	B+/P	2,537	8,608	2,101	5/11/63	300 bp — Monthly	441
	CMBX NA BBB-.6 Index	B+/P	571	8,608	2,101	5/11/63	300 bp — Monthly	(1,525)
	CMBX NA BBB-.6 Index	B+/P	818	11,478	2,802	5/11/63	300 bp — Monthly	(1,928)
	CMBX NA BBB-.6 Index	B+/P	5,305	46,867	11,440	5/11/63	300 bp — Monthly	(6,108)
	CMBX NA BBB-.6 Index	B+/P	5,861	50,693	12,374	5/11/63	300 bp — Monthly	(6,484)
	CMBX NA BBB-.6 Index	B+/P	3,993	52,606	12,841	5/11/63	300 bp — Monthly	(8,817)
	CMBX NA BBB-.6 Index	B+/P	3,993	52,606	12,841	5/11/63	300 bp — Monthly	(8,817)
	CMBX NA BBB-.6 Index	B+/P	5,063	57,389	14,009	5/11/63	300 bp — Monthly	(8,912)
	CMBX NA BBB-.6 Index	B+/P	5,381	65,041	15,876	5/11/63	300 bp — Monthly	(10,458)
	CMBX NA BBB-.6 Index	B+/P	11,395	76,518	18,678	5/11/63	300 bp — Monthly	(7,239)
	CMBX NA BBB-.6 Index	B+/P	4,167	80,344	19,612	5/11/63	300 bp — Monthly	(15,399)
	CMBX NA BBB-.6 Index	B+/P	7,595	86,083	21,013	5/11/63	300 bp — Monthly	(13,368)
	CMBX NA BBB-.6 Index	B+/P	5,119	100,430	24,515	5/11/63	300 bp — Monthly	(19,338)
	CMBX NA BBB-.6 Index	B+/P	5,379	101,387	24,749	5/11/63	300 bp — Monthly	(19,311)
	CMBX NA BBB-.6 Index	B+/P	51,465	179,818	43,894	5/11/63	300 bp — Monthly	7,676
	CMBX NA BBB-.6 Index	B+/P	22,647	184,601	45,061	5/11/63	300 bp — Monthly	(22,307)
	CMBX NA BBB-.6 Index	B+/P	10,113	197,035	48,096	5/11/63	300 bp — Monthly	(37,868)
	CMBX NA BBB-.6 Index	B+/P	18,393	203,730	49,731	5/11/63	300 bp — Monthly	(31,219)
	CMBX NA BBB-.6 Index	B+/P	23,812	206,600	50,431	5/11/63	300 bp — Monthly	(26,499)
	CMBX NA BBB-.6 Index	B+/P	33,182	228,599	55,801	5/11/63	300 bp — Monthly	(22,486)
	CMBX NA BBB-.6 Index	B+/P	20,522	261,119	63,739	5/11/63	300 bp — Monthly	(43,065)
	CMBX NA BBB-.6 Index	B+/P	23,561	465,805	113,703	5/11/63	300 bp — Monthly	(89,870)
	CMBX NA BBB-.7 Index	BB-/P	418	6,000	1,079	1/17/47	300 bp — Monthly	(657)
	CMBX NA BBB-.7 Index	BB-/P	7,955	101,000	18,160	1/17/47	300 bp — Monthly	(10,146)
	CMBX NA BBB-.7 Index	BB-/P	11,309	153,000	27,509	1/17/47	300 bp — Monthly	(16,111)
	CMBX NA BBB-.7 Index	BB-/P	13,902	171,000	30,746	1/17/47	300 bp — Monthly	(16,744)
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	3,305	41,000	189	12/16/72	200 bp — Monthly	3,132
	CMBX NA A.14 Index	A-/P	(488)	83,000	232	12/16/72	200 bp — Monthly	(688)
	CMBX NA A.14 Index	A-/P	(1,284)	194,000	543	12/16/72	200 bp — Monthly	(1,752)
	CMBX NA A.6 Index	BBB+/P	17,640	116,951	9,473	5/11/63	200 bp — Monthly	8,212
	CMBX NA A.6 Index	BBB+/P	596,026	4,254,780	344,637	5/11/63	200 bp — Monthly	253,044
	CMBX NA BB.10 Index	B+/P	5,777	72,000	20,088	5/11/63	500 bp — Monthly	(14,241)
	CMBX NA BB.7 Index	B/P	120,945	247,000	76,768	1/17/47	500 bp — Monthly	44,417
	CMBX NA BBB-.12 Index	BBB-/P	4,199	78,000	6,973	8/17/61	300 bp — Monthly	(2,728)
	CMBX NA BBB-.6 Index	B+/P	732,118	2,190,338	534,661	5/11/63	300 bp — Monthly	198,735
	Merrill Lynch International
	CMBX NA A.6 Index	BBB+/P	(782)	43,624	3,534	5/11/63	200 bp — Monthly	(4,298)
	CMBX NA BB.6 Index	CCC+/P	5,518	25,680	10,809	5/11/63	500 bp — Monthly	(5,266)
	CMBX NA BBB-.6 Index	B+/P	22,806	78,431	19,145	5/11/63	300 bp — Monthly	3,707
	CMBX NA BBB-.6 Index	B+/P	210,439	747,010	182,345	5/11/63	300 bp — Monthly	28,529
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	(1,170)	140,000	644	12/16/72	200 bp — Monthly	(1,759)
	CMBX NA A.14 Index	A-/P	(27)	2,000	6	12/16/72	200 bp — Monthly	(31)
	CMBX NA A.14 Index	A-/P	(75)	6,000	17	12/16/72	200 bp — Monthly	(90)
	CMBX NA A.14 Index	A-/P	(746)	67,000	188	12/16/72	200 bp — Monthly	(907)
	CMBX NA A.14 Index	A-/P	(429)	73,000	204	12/16/72	200 bp — Monthly	(605)
	CMBX NA A.14 Index	A-/P	(1,007)	80,000	224	12/16/72	200 bp — Monthly	(1,200)
	CMBX NA A.14 Index	A-/P	1,074	84,000	235	12/16/72	200 bp — Monthly	871
	CMBX NA A.14 Index	A-/P	(2,418)	163,000	456	12/16/72	200 bp — Monthly	(2,811)
	CMBX NA A.14 Index	A-/P	(2,540)	163,000	456	12/16/72	200 bp — Monthly	(2,933)
	CMBX NA A.14 Index	A-/P	(2,540)	163,000	456	12/16/72	200 bp — Monthly	(2,933)
	CMBX NA A.14 Index	A-/P	(3,437)	244,000	683	12/16/72	200 bp — Monthly	(4,025)
	CMBX NA A.6 Index	BBB+/P	4,900	45,481	3,684	5/11/63	200 bp — Monthly	1,234
	CMBX NA A.7 Index	BBB+/P	(13)	13,000	553	1/17/47	200 bp — Monthly	(560)
	CMBX NA BB.13 Index	BB-/P	2,301	24,000	3,060	12/16/72	500 bp — Monthly	(736)
	CMBX NA BB.13 Index	BB-/P	8,852	92,000	11,730	12/16/72	500 bp — Monthly	(2,789)
	CMBX NA BB.13 Index	BB-/P	10,438	113,000	14,408	12/16/72	500 bp — Monthly	(3,860)
	CMBX NA BBB-.12 Index	BBB-/P	7,013	119,000	10,639	8/17/61	300 bp — Monthly	(3,556)
	CMBX NA BBB-.12 Index	BBB-/P	8,329	194,000	17,344	8/17/61	300 bp — Monthly	(8,901)
	CMBX NA BBB-.13 Index	BBB-/P	90	2,000	191	12/16/72	300 bp — Monthly	(99)
	CMBX NA BBB-.13 Index	BBB-/P	1,422	7,000	668	12/16/72	300 bp — Monthly	758
	CMBX NA BBB-.13 Index	BBB-/P	1,562	17,000	1,622	12/16/72	300 bp — Monthly	(50)
	CMBX NA BBB-.13 Index	BBB-/P	11,844	63,000	6,010	12/16/72	300 bp — Monthly	5,871
	CMBX NA BBB-.14 Index	BBB-/P	1,460	24,000	2,326	12/16/72	300 bp — Monthly	(852)
	CMBX NA BBB-.14 Index	BBB-/P	2,356	42,000	4,070	12/16/72	300 bp — Monthly	(1,689)
	CMBX NA BBB-.14 Index	BBB-/P	4,873	98,500	9,545	12/16/72	300 bp — Monthly	(4,614)
	CMBX NA BBB-.14 Index	BBB-/P	5,564	114,000	11,047	12/16/72	300 bp — Monthly	(5,416)
	CMBX NA BBB-.14 Index	BBB-/P	5,564	114,000	11,047	12/16/72	300 bp — Monthly	(5,416)
	CMBX NA BBB-.14 Index	BBB-/P	5,613	115,000	11,144	12/16/72	300 bp — Monthly	(5,464)
	CMBX NA BBB-.15 Index	BBB-/P	3,497	62,000	5,933	11/18/64	300 bp — Monthly	(2,400)

Upfront premium received			3,658,078		Unrealized appreciation			769,617

Upfront premium (paid)			(20,994)		Unrealized (depreciation)			(2,181,646)

	Total		$3,637,084				Total	$(1,412,029)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2022. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(148)	$20,000	$850	1/17/47	(200 bp) — Monthly	$694
	CMBX NA BB.10 Index	(45,086)	187,000	52,173	11/17/59	(500 bp) — Monthly	6,905
	CMBX NA BB.10 Index	(35,955)	141,000	39,339	11/17/59	(500 bp) — Monthly	3,247
	CMBX NA BB.10 Index	(7,932)	76,000	21,204	11/17/59	(500 bp) — Monthly	13,199
	CMBX NA BB.10 Index	(6,798)	62,000	17,298	11/17/59	(500 bp) — Monthly	10,440
	CMBX NA BB.11 Index	(9,170)	127,000	13,538	11/18/54	(500 bp) — Monthly	4,244
	CMBX NA BB.11 Index	(934)	18,000	1,919	11/18/54	(500 bp) — Monthly	968
	CMBX NA BB.11 Index	(619)	9,000	959	11/18/54	(500 bp) — Monthly	332
	CMBX NA BB.8 Index	(14,155)	110,160	38,787	10/17/57	(500 bp) — Monthly	24,526
	CMBX NA BB.8 Index	(22,740)	63,777	22,456	10/17/57	(500 bp) — Monthly	(347)
	CMBX NA BB.9 Index	(564)	14,000	3,315	9/17/58	(500 bp) — Monthly	2,737
	CMBX NA BB.9 Index	(581)	9,000	2,131	9/17/58	(500 bp) — Monthly	1,542
	CMBX NA BBB-.10 Index	(33,665)	113,000	12,588	11/17/59	(300 bp) — Monthly	(21,143)
	CMBX NA BBB-.10 Index	(10,708)	84,000	9,358	11/17/59	(300 bp) — Monthly	(1,399)
	CMBX NA BBB-.10 Index	(11,987)	76,000	8,466	11/17/59	(300 bp) — Monthly	(3,565)
	CMBX NA BBB-.10 Index	(16,945)	73,000	8,132	11/17/59	(300 bp) — Monthly	(8,856)
	CMBX NA BBB-.10 Index	(12,303)	50,000	5,570	11/17/59	(300 bp) — Monthly	(6,763)
	CMBX NA BBB-.10 Index	(9,605)	44,000	4,902	11/17/59	(300 bp) — Monthly	(4,729)
	CMBX NA BBB-.10 Index	(8,589)	36,000	4,010	11/17/59	(300 bp) — Monthly	(4,599)
	CMBX NA BBB-.10 Index	(6,311)	29,000	3,231	11/17/59	(300 bp) — Monthly	(3,098)
	CMBX NA BBB-.11 Index	(6,752)	47,000	3,755	11/18/54	(300 bp) — Monthly	(3,024)
	CMBX NA BBB-.11 Index	(2,564)	8,000	639	11/18/54	(300 bp) — Monthly	(1,930)
	CMBX NA BBB-.12 Index	(13,700)	199,000	17,791	8/17/61	(300 bp) — Monthly	3,975
	CMBX NA BBB-.12 Index	(50,749)	146,000	13,052	8/17/61	(300 bp) — Monthly	(37,781)
	CMBX NA BBB-.12 Index	(29,727)	89,000	7,957	8/17/61	(300 bp) — Monthly	(21,823)
	CMBX NA BBB-.12 Index	(13,698)	72,000	6,437	8/17/61	(300 bp) — Monthly	(7,303)
	CMBX NA BBB-.12 Index	(23,551)	67,000	5,990	8/17/61	(300 bp) — Monthly	(17,600)
	CMBX NA BBB-.12 Index	(11,056)	49,000	4,381	8/17/61	(300 bp) — Monthly	(6,704)
	CMBX NA BBB-.12 Index	(5,251)	31,000	2,771	8/17/61	(300 bp) — Monthly	(2,497)
	CMBX NA BBB-.12 Index	(3,466)	17,000	1,520	8/17/61	(300 bp) — Monthly	(1,956)
	CMBX NA BBB-.12 Index	(1,092)	16,000	1,430	8/17/61	(300 bp) — Monthly	329
	CMBX NA BBB-.13 Index	(1,782)	35,000	3,339	12/16/72	(300 bp) — Monthly	1,536
	CMBX NA BBB-.13 Index	(1,765)	35,000	3,339	12/16/72	(300 bp) — Monthly	1,554
	CMBX NA BBB-.13 Index	(1,040)	19,000	1,813	12/16/72	(300 bp) — Monthly	761
	CMBX NA BBB-.8 Index	(45,156)	289,000	37,570	10/17/57	(300 bp) — Monthly	(7,755)
	CMBX NA BBB-.8 Index	(19,703)	148,000	19,240	10/17/57	(300 bp) — Monthly	(549)
	CMBX NA BBB-.8 Index	(20,815)	133,000	17,290	10/17/57	(300 bp) — Monthly	(3,602)
	CMBX NA BBB-.8 Index	(16,373)	118,000	15,340	10/17/57	(300 bp) — Monthly	(1,101)
	CMBX NA BBB-.8 Index	(15,807)	100,000	13,000	10/17/57	(300 bp) — Monthly	(2,865)
	CMBX NA BBB-.8 Index	(15,869)	100,000	13,000	10/17/57	(300 bp) — Monthly	(2,927)
	CMBX NA BBB-.8 Index	(9,017)	63,000	8,190	10/17/57	(300 bp) — Monthly	(864)
	CMBX NA BBB-.8 Index	(8,186)	59,000	7,670	10/17/57	(300 bp) — Monthly	(551)
	Credit Suisse International
	CMBX NA BB.10 Index	(18,670)	157,000	43,803	11/17/59	(500 bp) — Monthly	24,980
	CMBX NA BB.10 Index	(20,948)	157,000	43,803	11/17/59	(500 bp) — Monthly	22,703
	CMBX NA BB.10 Index	(10,317)	83,000	23,157	11/17/59	(500 bp) — Monthly	12,759
	CMBX NA BB.7 Index	(76,651)	466,000	144,833	1/17/47	(500 bp) — Monthly	67,729
	CMBX NA BB.7 Index	(54,971)	298,000	92,618	1/17/47	(500 bp) — Monthly	37,358
	Goldman Sachs International
	CMBX NA A.6 Index	(9,474)	132,730	10,751	5/11/63	(200 bp) — Monthly	1,226
	CMBX NA A.6 Index	(2,984)	28,774	2,331	5/11/63	(200 bp) — Monthly	(664)
	CMBX NA BB.10 Index	(23,983)	106,000	29,574	11/17/59	(500 bp) — Monthly	5,488
	CMBX NA BB.7 Index	(39,798)	196,000	60,917	1/17/47	(500 bp) — Monthly	20,929
	CMBX NA BB.7 Index	(25,232)	154,000	47,863	1/17/47	(500 bp) — Monthly	22,482
	CMBX NA BB.7 Index	(6,810)	45,000	13,986	1/17/47	(500 bp) — Monthly	7,133
	CMBX NA BB.8 Index	(44,946)	117,890	41,509	10/17/57	(500 bp) — Monthly	(3,551)
	CMBX NA BB.8 Index	(42,063)	115,958	40,829	10/17/57	(500 bp) — Monthly	(1,347)
	CMBX NA BB.8 Index	(42,135)	115,958	40,829	10/17/57	(500 bp) — Monthly	(1,419)
	CMBX NA BB.8 Index	(33,687)	95,665	33,684	10/17/57	(500 bp) — Monthly	(96)
	CMBX NA BB.8 Index	(32,756)	87,935	30,962	10/17/57	(500 bp) — Monthly	(1,879)
	CMBX NA BB.8 Index	(4,192)	35,754	12,589	10/17/57	(500 bp) — Monthly	8,362
	CMBX NA BB.9 Index	(2,296)	22,000	5,210	9/17/58	(500 bp) — Monthly	2,892
	CMBX NA BB.9 Index	(319)	2,000	474	9/17/58	(500 bp) — Monthly	152
	CMBX NA BBB-.10 Index	(4,522)	29,000	3,231	11/17/59	(300 bp) — Monthly	(1,308)
	CMBX NA BBB-.10 Index	(5,468)	25,000	2,785	11/17/59	(300 bp) — Monthly	(2,698)
	CMBX NA BBB-.12 Index	(4,289)	22,000	1,967	8/17/61	(300 bp) — Monthly	(2,335)
	CMBX NA BBB-.6 Index	(65,673)	230,512	56,268	5/11/63	(300 bp) — Monthly	(9,539)
	CMBX NA BBB-.6 Index	(2,201)	42,085	10,273	5/11/63	(300 bp) — Monthly	8,047
	CMBX NA BBB-.8 Index	(20,386)	130,000	16,900	10/17/57	(300 bp) — Monthly	(3,562)
	CMBX NA BBB-.8 Index	(8,668)	67,000	8,710	10/17/57	(300 bp) — Monthly	3
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(85,971)	158,836	66,854	5/11/63	(500 bp) — Monthly	(19,272)
	CMBX NA BB.8 Index	(16,356)	31,888	11,228	10/17/57	(500 bp) — Monthly	(5,159)
	CMBX NA BBB-.10 Index	(35,495)	126,000	14,036	11/17/59	(300 bp) — Monthly	(21,533)
	CMBX NA BBB-.10 Index	(30,388)	102,000	11,363	11/17/59	(300 bp) — Monthly	(19,085)
	CMBX NA BBB-.10 Index	(105)	1,000	111	11/17/59	(300 bp) — Monthly	6
	CMBX NA BBB-.11 Index	(13,810)	44,000	3,516	11/18/54	(300 bp) — Monthly	(10,320)
	CMBX NA BBB-.12 Index	(17,811)	51,000	4,559	8/17/61	(300 bp) — Monthly	(13,281)
	CMBX NA BBB-.12 Index	(10,618)	32,000	2,861	8/17/61	(300 bp) — Monthly	(7,776)
	CMBX NA BBB-.12 Index	(586)	15,000	1,341	8/17/61	(300 bp) — Monthly	746
	CMBX NA BBB-.6 Index	(186,237)	699,186	170,671	5/11/63	(300 bp) — Monthly	(15,973)
	CMBX NA BBB-.7 Index	(81,697)	348,000	62,570	1/17/47	(300 bp) — Monthly	(19,330)
	CMBX NA BBB-.8 Index	(33,578)	242,000	31,460	10/17/57	(300 bp) — Monthly	(2,259)
	Merrill Lynch International
	CMBX NA BB.10 Index	(8,592)	151,000	42,129	11/17/59	(500 bp) — Monthly	33,390
	CMBX NA BB.7 Index	(20,471)	118,000	36,674	1/17/47	(500 bp) — Monthly	16,089
	CMBX NA BBB-.10 Index	(16,900)	78,000	8,689	11/17/59	(300 bp) — Monthly	(8,257)
	CMBX NA BBB-.7 Index	(11,964)	146,000	26,251	1/17/47	(300 bp) — Monthly	14,201
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(20,938)	232,045	18,796	5/11/63	(200 bp) — Monthly	(2,232)
	CMBX NA A.6 Index	(15,160)	145,724	11,804	5/11/63	(200 bp) — Monthly	(3,413)
	CMBX NA BB.10 Index	(38,750)	165,000	46,035	11/17/59	(500 bp) — Monthly	7,124
	CMBX NA BB.10 Index	(7,971)	76,000	21,204	11/17/59	(500 bp) — Monthly	13,159
	CMBX NA BB.8 Index	(21,742)	57,979	20,414	10/17/57	(500 bp) — Monthly	(1,384)
	CMBX NA BB.8 Index	(20,716)	57,012	20,074	10/17/57	(500 bp) — Monthly	(698)
	CMBX NA BB.8 Index	(9,888)	19,326	6,805	10/17/57	(500 bp) — Monthly	(3,101)
	CMBX NA BB.9 Index	(3,165)	36,000	8,525	9/17/58	(500 bp) — Monthly	5,325
	CMBX NA BB.9 Index	(608)	10,000	2,368	9/17/58	(500 bp) — Monthly	1,750
	CMBX NA BB.9 Index	(615)	10,000	2,368	9/17/58	(500 bp) — Monthly	1,743
	CMBX NA BB.9 Index	(431)	7,000	1,658	9/17/58	(500 bp) — Monthly	1,220
	CMBX NA BB.9 Index	(201)	5,000	1,184	9/17/58	(500 bp) — Monthly	978
	CMBX NA BBB-.10 Index	(19,572)	226,000	25,176	11/17/59	(300 bp) — Monthly	5,473
	CMBX NA BBB-.10 Index	(22,448)	177,000	19,718	11/17/59	(300 bp) — Monthly	(2,834)
	CMBX NA BBB-.10 Index	(41,688)	171,000	19,049	11/17/59	(300 bp) — Monthly	(22,739)
	CMBX NA BBB-.10 Index	(19,912)	157,000	17,490	11/17/59	(300 bp) — Monthly	(2,513)
	CMBX NA BBB-.10 Index	(8,884)	72,000	8,021	11/17/59	(300 bp) — Monthly	(905)
	CMBX NA BBB-.10 Index	(12,016)	69,000	7,687	11/17/59	(300 bp) — Monthly	(4,370)
	CMBX NA BBB-.10 Index	(8,987)	38,000	4,233	11/17/59	(300 bp) — Monthly	(4,776)
	CMBX NA BBB-.10 Index	(4,584)	21,000	2,339	11/17/59	(300 bp) — Monthly	(2,257)
	CMBX NA BBB-.10 Index	(4,362)	19,000	2,117	11/17/59	(300 bp) — Monthly	(2,257)
	CMBX NA BBB-.10 Index	(2,602)	12,000	1,337	11/17/59	(300 bp) — Monthly	(1,272)
	CMBX NA BBB-.10 Index	(2,379)	11,000	1,225	11/17/59	(300 bp) — Monthly	(1,160)
	CMBX NA BBB-.11 Index	(20,805)	65,000	5,194	11/18/54	(300 bp) — Monthly	(15,649)
	CMBX NA BBB-.11 Index	(18,990)	60,000	4,794	11/18/54	(300 bp) — Monthly	(14,231)
	CMBX NA BBB-.11 Index	(16,964)	53,000	4,235	11/18/54	(300 bp) — Monthly	(12,760)
	CMBX NA BBB-.12 Index	(53,096)	228,000	20,383	8/17/61	(300 bp) — Monthly	(32,846)
	CMBX NA BBB-.12 Index	(2,350)	57,000	5,096	8/17/61	(300 bp) — Monthly	2,713
	CMBX NA BBB-.12 Index	(14,955)	45,000	4,023	8/17/61	(300 bp) — Monthly	(10,958)
	CMBX NA BBB-.12 Index	(2,381)	43,000	3,844	8/17/61	(300 bp) — Monthly	1,438
	CMBX NA BBB-.12 Index	(6,678)	32,000	2,861	8/17/61	(300 bp) — Monthly	(3,835)
	CMBX NA BBB-.7 Index	(22,314)	219,000	39,376	1/17/47	(300 bp) — Monthly	16,935
	CMBX NA BBB-.8 Index	(35,313)	227,000	29,510	10/17/57	(300 bp) — Monthly	(5,936)
	CMBX NA BBB-.8 Index	(21,158)	156,000	20,280	10/17/57	(300 bp) — Monthly	(969)
	CMBX NA BBB-.8 Index	(21,255)	156,000	20,280	10/17/57	(300 bp) — Monthly	(1,066)
	CMBX NA BBB-.8 Index	(17,889)	141,000	18,330	10/17/57	(300 bp) — Monthly	358
	CMBX NA BBB-.8 Index	(17,933)	141,000	18,330	10/17/57	(300 bp) — Monthly	314
	CMBX NA BBB-.8 Index	(18,463)	129,000	16,770	10/17/57	(300 bp) — Monthly	(1,768)
	CMBX NA BBB-.8 Index	(18,903)	122,000	15,860	10/17/57	(300 bp) — Monthly	(3,114)
	CMBX NA BBB-.8 Index	(18,594)	119,000	15,470	10/17/57	(300 bp) — Monthly	(3,193)
	CMBX NA BBB-.8 Index	(18,036)	115,000	14,950	10/17/57	(300 bp) — Monthly	(3,151)

Upfront premium received		—			Unrealized appreciation		442,194

Upfront premium (paid)		(2,379,628)			Unrealized (depreciation)		(511,361)

	Total	$(2,379,628)				Total	$(69,167)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2022 through March 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $194,934,581.
(NON)	This security is non-income-producing.
Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/22
Short-term investments
	Putnam Short Term Investment Fund*	$25,982,050	$1,124,615	$27,106,665	$1,707	$—

	Total Short-term investments	$25,982,050	$1,124,615	$27,106,665	$1,707	$—
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $826,813.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $15,898,373.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $1,471,492.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,689,606.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $120,818,915 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $19,021,980 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.

Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk and to gain exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $16,516,452 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $15,898,373 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$4,919,774	$—
Collateralized loan obligations	—	6,949,744	—
Corporate bonds and notes	—	60,430,775	—
Mortgage-backed securities	—	84,271,550	—
Purchased swap options outstanding	—	2,345,851	—
U.S. government and agency mortgage obligations	—	174,009,929	—
Short-term investments	—	40,740,658	—

Totals by level	$—	$373,668,281	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(240,618)	$—	$—
Written swap options outstanding	—	(14,478,180)	—
Forward premium swap option contracts	—	(1,512,213)	—
TBA sale commitments	—	(89,333,765)	—
Interest rate swap contracts	—	48,271	—
Credit default contracts	—	(2,738,652)	—

Totals by level	$(240,618)	$(108,014,539)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$543,200,000
Written swap option contracts (contract amount)	$456,500,000
Futures contracts (number of contracts)	800
Centrally cleared interest rate swap contracts (notional)	$279,900,000
OTC credit default contracts (notional)	$45,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com